Securities Act Registration No. 333-81907

Investment Company Act Reg. No. 811-9391

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

Post-Effective Amendment No. 40

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

Amendment No. 43

(Check appropriate box or boxes.)

-----------------------------------

THE FORESTER FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

612 Paddock

Libertyville, IL 60048

(Address of Principal Executive Offices)(Zip Code)

(224) 544-5123

(Registrant's Telephone Number, including Area Code)

Thomas H. Forester

Forester Capital Management, Ltd.

612 Paddock

Libertyville, IL 60048

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[X] on July 31, 2022 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(3)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

[ ] on  (date) pursuant to paragraph (a)(3)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Forester Value Fund

Prospectus

Class N shares FVALX

July 31, 2022

Forester Funds

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any of the Fund’s shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a criminal offense.

SUMMARY SECTION

Investment Objective

THE FORESTER VALUE FUND (the "Fund") seeks maximum long-term capital growth.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Forester Value Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

CLASS N
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses (1)	1.27%

(1)	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other mutual funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Forester Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$129	$403	$697	$1,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.80% of the average value of its portfolio.

Principal Investment Strategies

THE FORESTER VALUE FUND invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential. It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company. Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

•	Book-to-market value
•	Price-to-cash flow ratio
•	Price-to-sales ratio
•	Earnings estimates for the next 12 months
•	Five-year return on equity

Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion. The fund may emphasize sectors more or less than the S&P 500. The Fund may also invest in stock index options.

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The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

MARKET EXPOSURE. In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market. The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it. During these defensive periods, the Fund may invest some or all of its assets in stock index options, money market funds, U.S. Treasury or U.S. Agency fixed income instruments with a maturity of less than five years.

Principal Risks

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund. The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The principal factors that might reduce the Fund's return include:

Stock Market Risk: The Fund invests primarily in common stocks and other equity securities. Over time, stocks have shown greater growth than other types of securities. In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer.

Emphasize Sector Risk: If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Varying Market Exposure Risk: If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Large-Size Company Risks: The Fund normally invests the majority of its assets in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Options Risk: The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Put options may not go in the same direction as the market and the Fund’s performance may suffer. Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Fixed Income Risk: The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Short-term capital gains are taxed as ordinary income under federal income tax laws.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

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FUND PERFORMANCE - Class N Share

The Bar Chart and Table set out below help show the returns and risks of investing in the Fund. They show changes in the Fund’s calendar year performance over the last ten years and compare the Fund’s average annual returns for periods of one year, five years and ten years to an appropriate index during corresponding periods. You should be aware that the Fund’s past performance (before and after taxes) is no guarantee or indication that the Fund will perform similarly in the future.

Annual Total Returns

The year-to-date return for Class N shares as of June 30, 2022, was 7.39%

From 1/01/2012 through 12/31/2021, the Fund's Class N highest and lowest quarterly returns were 6.43% and -4.44%, respectively, for the quarters ended March 31, 2013 and December 31, 2012.

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Average Annual Total Returns

The table below shows the Fund's Class N shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2021. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of broad measure of market’s performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt.

Average Annual Total Returns (for periods ended December 31, 2021)

FUND/INDEX

Forester Value Fund - Class N
	1 YEAR	5 YEARS	10 YEARS
Return before taxes	0.05%	0.10%	-0.16%
Return after taxes on distributions	-0.42%	-3.21%	-1.95%
Return after taxes on distributions and sale of Fund shares	0.03%	-0.40%	-0.41%
S&P 500 Index (index reflects no deduction for fees, expenses or taxes)	28.71%	18.45%	16.53%

Portfolio Management

Investment Adviser: Forester Capital Management, Ltd.

Portfolio Manager: Thomas H. Forester, President of the Fund’s investment adviser, has been the Fund’s portfolio manager since the Fund’s inception (9/10/99).

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment		To Place Orders
$1,000 for new accounts	By Mail:	Forester Value Fund Class N
$1,000 for new IRA accounts		c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

	By Phone:	800-388-0365

Minimum Subsequent Investment
$100 for all existing accounts

You may sell or redeem shares through your dealer or financial adviser, by writing to the address above or by telephone at the number above.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Payments to Broker-Dealers and other Financial Intermediaries

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If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's designee receives the order. Your financial institution is responsible for transmitting your order in a timely manner.

Additional Information on Strategies and Risk

Principal Investment Strategies

The Fund seeks maximum long-term capital growth. The Fund may change this objective without the approval of shareholders, but will give shareholders not less than thirty (30) days advance notice if it does so.

The Fund invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential. It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company. Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

•	Book-to-market value
•	Price-to-cash flow ratio
•	Price-to-sales ratio
•	Earnings estimates for the next 12 months
•	Five-year return on equity

Securities may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions, or actual or anticipated unfavorable developments affecting the company. This undervaluation may lead to great appreciation potential for the security.

The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion. The Fund may also invest in preferred stocks, convertible securities, warrants and foreign securities. The Fund may also invest in stock index futures, stock index options and exchange traded funds. A description of the policies and procedures employed by the Fund with respect to the disclosure of Fund portfolio holdings is available in the Fund’s statement of additional information (“SAI”), dated July 31, 2022.

MARKET EXPOSURE. In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market. The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it. During these defensive periods, the Fund may invest some or all of its assets in stock index futures, options, other funds or fixed income instruments. If the Fund sells index futures, buys index puts, or buys inverse funds or inverse ETFs, these investments move inverse to the market. They protect the fund in falling markets, but hurt performance if the market rises. Taking a defensive position may cause the Fund to not achieve its investment objective.

Principal Risks

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund. The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The principal factors that might reduce the Fund's return include:

Stock Market Risk: The Fund invests primarily in common stocks and other equity securities. Over time, stocks have shown greater growth than other types of securities. In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer.

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Emphasize Sector Risk: If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Varying Market Exposure: If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Large-Size Company Risks: The Fund normally invests the majority of its assets in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Options Risk: The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Put options may not go in the direction as the market and the Fund’s performance may suffer. Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Stock Index Futures Risk: The primary risks associated with futures investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) futures are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an futures strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Accordingly, the Fund will limit its exposure to futures to 5% of the value of the portfolio, based on the cost of the futures, at any one time.

Fixed Income Risk: The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Short-term capital gains are taxed as ordinary income under federal income tax laws.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

ORGANIZATION, MANAGEMENT & MANAGEMENT FEES

Organization: Forester Value Fund is a series of Forester Funds, Inc.

Management: The Fund is managed by Forester Capital Management, Ltd. (“Forester Capital”), which selects the Fund's investments and handles its business affairs under the direction of the Fund’s board of directors. Forester Capital (the "Adviser") was incorporated in 1999 and its address is: 612 Paddock Libertyville, IL 60048.

Portfolio Manager: The Forester Value Fund has been managed since its inception by Thomas H. Forester, CFA. Mr. Forester has been the President and Chief Investment Officer of Forester Capital since its inception and is primarily responsible for the day-to-day management of the Fund. Mr. Forester has extensive money management experience. He was an officer and portfolio manager from May 1997 through January, 1999 with Dreman Value Advisors, Inc. and its successor firm, Scudder Investments Inc. where he managed over $1.4 billion in value assets, and an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc., a subsidiary of Wells Fargo. He was also an officer and portfolio manager for Thomas White International from 1992 to 1995.

Mr. Forester holds an MBA from the Kellogg School at Northwestern University and a BA degree in economics (with honors) from the University of Colorado (1981).

Mr. Forester has appeared on CNBC and Bloomberg TV as well as in articles in The Wall Street Journal, Fortune Magazine, Barron’s, Business Week, Smart Money, Kiplinger’s, Washington Post, USA Today and Marketwatch.

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The Fund’s SAI contains more information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

Management and Administrative Fees: The Forester Value Fund pays fees to Forester Capital for serving as its investment adviser and providing administrative services. The annual fees are determined as a percentage of average daily net assets. Expenses paid out of the Fund's assets are reflected in the share price and dividends. As of the date of this Prospectus, the Fund pays Forester Capital management fees of 0.89% of the Fund's average daily net assets. Class N shares pay Forester Capital an administrative fee for all other expenses related to its daily operations of 0.11%. Under the administration agreement, Forester Capital provides administrative services and pays all expenses related to the Fund's daily operations, excluding the management fees and certain excluded expenses. These expenses reflect current fees of the Fund, which are different from periods prior to the effective date of this Prospectus. The Fund’s Annual Report or Semi-Annual Report contains more information about the factors considered by the Board when it last renewed the investment advisory agreement with Forester Capital. During the fiscal year ended March 31, 2022, the Fund paid Forester Capital 0.89% of the Fund's average daily assets in management fees and 0.11% of the Fund's average daily assets in administration fees.

FUND'S SHARE PRICE

The price at which investors purchase Class N shares of the Fund and at which shareholders redeem Class N shares of the Fund is called net asset value. The Fund calculates net asset value (“NAV”) as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on holidays (New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) and weekends. The Fund's shares will not be priced when the New York Stock Exchange is closed. The Fund calculates net asset value based on the market prices of the securities it holds. The Fund will process purchase and redemption orders that it receives in good order prior to the close of regular trading on a day that the New York Stock Exchange is open at the net asset value determined later that day. It will process purchase orders that it receives in good order and accepts and redemption orders that it receives in good order after the close of regular trading at the net asset value determined at the close of regular trading on the next day the New York Stock Exchange is open. “Good order” means that your purchase or redemption request includes the name of the Fund, the name of the shareholder(s), the dollar amount of shares to be purchased or redeemed, a completed account application (for initial purchase), and, for purchases, a check payable to the Fund, unless payment is made by wire transfer.

Fair Value Pricing

The Board of Directors has delegated to Forester Capital responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, Forester Capital will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. Forester Capital must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Fund has adopted written policies and procedures to guide Forester Capital with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund invests the vast majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate its NAV as of the time those exchanges close. The Fund typically does not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which the Fund would ever hold a security that would need to be fair value priced. Examples of when it would be likely that a portfolio security would require fair value pricing include but are not limited to: if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities' exchange had closed but before the Fund's NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations.

When a security is fair value priced, it means that Forester Capital is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available. Accordingly, there is always the possibility that Forester Capital's calculations concerning security value could be wrong, and as a result, the Fund's NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

PURCHASE OF SHARES

How to Purchase Shares from the Funds

1. Read this Prospectus carefully

2. Determine how much you want to invest keeping in mind the following minimums:

Account Type	Class N
New Accounts	$1,000
New IRA accounts	$1,000
Additions to existing accounts	$100
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If your investment is aggregated into an omnibus account established by a plan sponsor, investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

3. Complete the Share Purchase Application accompanying this Prospectus, carefully following the instructions including designation of share class. For additional investments, complete the order form attached to your confirmation statements (The Fund has additional Purchase Applications and order forms if you need them.) If you have any questions, please call 1-800-388-0365.

4. Make your check payable to "The Forester Funds, Inc." or to the “Forester Value Fund”. All checks must be drawn on U.S. banks. The Funds will not accept cash or third party or starter checks. A $25 fee will be charged against your account for any payment check returned for insufficient funds. You will also be responsible for any losses suffered by a Fund as a result.

5. Send the completed and signed application and check by first class mail, overnight delivery or registered mail to:

The Forester Value Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Forester Value Fund does not accept shareholder investment checks at its corporate offices. Checks received at those offices will be forwarded to Mutual Shareholder Services and will not be effective until the order is received and accepted there.

By Wire – Please call 800-388-0365 for wire instructions.

Retirement Plans

Since the Fund is oriented to longer term investments, the Fund may be an appropriate medium for tax-sheltered retirement plans, including: individual retirement accounts ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You may download forms from our website, or you may contact Mutual Shareholder Services, the transfer agent, at 1-800-388-0365 for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

Purchasing Shares from Broker-dealers, Financial Institutions and Others

Some broker-dealers may sell shares of the Fund. These broker-dealers may charge you a fee in addition to any fees imposed by the Fund, either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser.

The Funds may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Funds as investment alternatives in the programs they offer or administer. Servicing agents may:

1. Become shareholders of record of the Fund. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent. This also means that purchases made through Servicing Agents are not subject to the Fund's minimum purchase requirements.

2. Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

3. Charge fees to their customers for the services they provide them. Also, the Funds (through 12b-1 fees) may pay fees to Servicing Agents to compensate them for selling the Funds. The Adviser (from its management fees) may pay fees to Servicing Agents to compensate them for the services they provide their customers, including administrative services.

4. Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

5. Be authorized to accept purchase orders on behalf of the Fund. This means that the Fund will process the purchase order at the net asset value which is determined following the Servicing Agent's acceptance of the customer's order.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order

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with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

Other Information about Purchasing Shares of the Fund

The Fund may reject any share purchase applications for any reason. The Fund will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Fund.

The Fund will only issue shares in book form. The Fund will send you a written confirmation for all purchases of shares.

Other Share Classes

The Fund offers two other classes of shares (Class I and Class R.) Class I, which is offered by a separate Prospectus, is subject to higher minimum investments and does not pay Rule 12b-1 fees. Class R, which is offered by a separate Prospectus, is subject to higher 12b-1 fees.

DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 12b-1 Plan) for Class N shares of the Fund, pursuant to which the Fund is permitted to accrue and pay a fee for shareholder servicing and distribution expenses not to exceed 0.25% per annum of the Fund's average daily net assets. The Fund may accrue, collect and pay such fees to third parties for eligible services provided by those parties to the Fund. You should be aware that because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the costs of your investment and may cost you more than paying other types of sales charges. For further information regarding the 12b-1 Plan, see the SAI.

REDEEMING SHARES

General Redemption Information

You may redeem all or a portion of your shares at any time. Your shares will be redeemed at the Fund's Class N per share NAV next determined after receipt of your instructions in good order as explained below. The Fund's Class N NAV will fluctuate on a daily basis. The redemption value of your shares may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund at the time your redemption is processed.

How to Redeem (Sell) Shares by Mail

1. Prepare a letter of instruction containing:

o the name of the Fund(s) and share class

o account number(s)

o the amount of money or number of shares being redeemed

o the name(s) on the account

o daytime phone number

o additional information that the Funds may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Fund in advance if you have any question, at 1-800-388-0365.

2.        Sign the letter of instruction exactly as the shares are registered.

Joint ownership accounts must be signed by all owners.

3.	Have the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution in the following situations:

o The redemption request exceeds $25,000

o The redemption proceeds are to be sent to an address other than the address of record

o The Fund receives the redemption request within 30 business days of an address change.

A notarized signature is not an acceptable substitute for a signature guarantee.

4.       Send the letter of instruction by first class mail, overnight delivery service or registered mail to:

The Forester Value Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

How to Redeem (Sell) Shares through Servicing Agents

11

If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

Payment of Redemption Proceeds

The redemption price per share you receive for redemption requests is the next determined net asset value after:

1.	The Fund receives your written request in proper form with all required information, as defined above under "How to Redeem (Sell) Shares by Mail" and "How to Redeem (Sell) Shares through Servicing Agents".

2.	A Servicing Agent that has been authorized to accept redemption requests on behalf of the Funds receives your request in accordance with its procedures.

For those shareholders who redeem shares by mail the Fund will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in proper form with all required information. Those shareholders who redeem shares through Servicing Agents will receive their redemption proceeds in accordance with the procedures established by the Servicing Agent.

As the Fund generally holds an allocation of cash, there is typically enough cash on hand in both stressed and non-stressed markets to fund redemptions. If more liquidity is needed, the Fund may opt to sell T-bills. In addition, the Fund’s equity securities are very liquid and can be sold if needed.

Other Redemption Considerations

When redeeming shares of the Fund, shareholders should consider the following:

1.        The redemption may result in a taxable gain.

2.	If you purchased shares by check, the Fund may delay the payment of redemption proceeds until they are reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).
3.	For Class N shares, if your account balance falls below $1,000 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $1,000 or more. If you do not, the Fund may close your account and mail the redemption proceeds to you.
4.	The Funds may pay redemption requests "in kind." This means that the Fund will pay redemption requests entirely or partially with securities rather than with cash.

Frequent Purchases and Redemptions of Fund Shares

Frequent purchases and sales of Fund shares (popularly known as “market timing”) can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the Fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's NAV. The Fund's Board of Directors is firmly opposed to allowing shareholders of the Fund to engage in these types of practices. Accordingly, the Board of Directors has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares. You should be aware that there is the risk that the Fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The Fund may alter its policies at any time without prior notice to shareholders.

Although shareholders who engage in market timing activities can harm the Fund, the Board has noted an important distinction between market timers, who the Board seeks to discourage from using the Fund, and other shareholders. Shareholders who purchase Fund shares and then, for whatever reason, must redeem them are not market timers. Market timers are shareholders who repeatedly purchase and redeem shares in the Fund in an attempt to gain short-term advantages from their trading activity. These types of shareholders are disruptive to the Fund, and it is these types of shareholders that the Fund seeks to discourage from purchasing Fund shares.

In order to discourage frequent purchasing and redemption of Fund shares, the Fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, Forester Capital has been granted the authority to impose restrictions in addition to those that are otherwise stated in this prospectus on purchases or exchanges under conditions where Forester Capital has identified a trading pattern by a shareholder that is particularly disruptive, excessive, or extremely short-term in duration.

The Fund further prohibits any person associated with the Fund from entering into any arrangement with any person to permit frequent purchases and redemption of Fund shares. The Fund's Chief Compliance Officer is responsible for monitoring the Fund's policies and procedures to discourage frequent purchases and redemptions and prepares periodic reports to the board concerning the implementation and effectiveness of those policies and procedures.

Forester Capital is authorized to suspend the Fund's policies during periods of severe market turbulence or national emergency only. There is no assurance that Forester Capital will exercise this authority or that by exercising this authority the Fund will be protected from the risks associated with frequent trading. The actions of Forester Capital are periodically reviewed with the Board of Directors.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes substantially all of its net investment income and its capital gains annually. You have two distribution options:

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o	Automatic Reinvestment Option - Both dividend and capital gains distributions will be reinvested in additional Fund Shares.

o	All Cash Option - Both dividend and capital gains distributions will be paid in cash.

You may make this election on the Share Purchase Application. You may change your election by writing to the Fund at the address given above.

The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains). The Funds expect that its distributions, as a result of its investment objectives or strategies, will consist primarily of ordinary income or capital gains. An exchange of the Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal and state income tax.

The Fund annually will endeavor to qualify for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). The Fund has so qualified in each of its fiscal years. If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Stockholders of a Fund that did not qualify as a regulated investment company under Subchapter M would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to stockholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund intends to distribute all of its net investment income and net capital gain each fiscal year. Dividends from net investment income (including short-term capital gain) are taxable to investors as ordinary income, whereas distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of the stockholder's holding period for the shares. Such dividends and distributions are taxable to stockholders, whether received in cash or in additional shares of the respective Funds. A portion of the Fund's income distributions may be eligible for the 70% dividends-received deduction for domestic corporate stockholders.

Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares of a Fund immediately after a dividend or distribution is less than the cost of such shares to the investor, the dividend or distribution will be taxable to the investor.

Redemption of shares will generally result in a capital gain or loss for income tax purposes. The tax treatment of such capital gain or loss will depend upon the stockholder's holding period. However, if a loss is realized on shares held for six months or less, and the stockholder received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

This section is not intended to be a full discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in a Fund.

PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

13

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of The Forester Value Fund's operations for the last five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Sanville & Company, whose report, along with the Fund's financial statements for the period ended March 31, 2022, are included in the Fund's Audited Annual Report which is available without charge upon request.

THE FORESTER VALUE FUND - Class N shares

(For a share outstanding throughout each year)

Years Ended				
	3/31/2022	3/31/2021	3/31/2020	3/31/2019	3/31/2018
Net Asset Value, at Beginning of Year	$ 5.59	$ 10.88	$ 11.39	$ 11.35	$ 11.12
Income From Investment Operations:					
Net Investment Income *	0.06	0.09	0.13	0.11	0.10
Net Gain (Loss) on Securities (Realized and Unrealized)	0.10	(0.39)	0.05	0.04	0.26
Total from Investment Operations	0.16	(0.30)	0.18	0.15	0.36
Distributions:					
Net Investment Income	(0.06)	(0.13)	(0.69)	(0.11)	(0.13)
Realized Gains	-	(4.86)	-	-	-
Total from Distributions	(0.06)	(4.99)	(0.69)	(0.11)	(0.13)
Net Asset Value, at End of Year	$ 5.69	$ 5.59	$ 10.88	$ 11.39	$ 11.35
Total Return **	2.96%	(1.54)%	1.80%	1.37%	3.23%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 3,139	$ 3,563	$ 5,826	$ 7,461	$ 9,768
Ratio of Expenses to Average Net Assets	1.25% (a)	1.25% (a)	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	1.03%	1.04%	1.18%	0.99%	0.86%
Portfolio Turnover	7.80%	4.77%	21.80%	38.45%	13.11%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Assumes reinvestment of dividends.

(a)	Expenses (excluding interest expense) were 1.25% for the years ended March 31, 2022 and March 31, 2021.
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FOR MORE INFORMATION

To learn more about the Forester Funds you may request the Statement of Additional Information (or "SAI") which is incorporated herein by reference.

You may also learn more about the Fund's investments in its annual and semi-annual reports to shareholders. Those reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal period.

The SAI, reports to shareholder and other information are all available to shareholders and prospective investors without charge, simply by calling (toll-free) 1-800-388-0365 or by visiting the Fund's Internet site at http://www.forestervalue.com. Also call this number if you have a question or would like other information about the Forester Funds.

The general public can review and copy information about the Forester Funds (including the SAI and other reports) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Forester Funds are also available at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, by e-mail request at publicinfo@sec.gov, or upon payment of a duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549.

811-9391

Forester Value Fund

PROSPECTUS

Class N Shares FVALX

July 31, 2022

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

1-800-388-0365

Forester Value Fund

Prospectus

Class I shares FVILX

July 31, 2022

Forester Funds

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any of the Fund’s shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a criminal offense.

SUMMARY SECTION

Investment Objective

THE FORESTER VALUE FUND (the "FUND") seeks maximum long-term capital growth.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Forester Value Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

CLASS I
Management Fees	0.89%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses (1)	1.01%

(1)	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other mutual funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Forester Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$103	$322	$558	$1,236

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.80% of the average value of its portfolio.

Principal Investment Strategies

THE FORESTER VALUE FUND invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential. It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company. Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

•	Book-to-market value
•	Price-to-cash flow ratio
•	Price-to-sales ratio
•	Earnings estimates for the next 12 months
•	Five-year return on equity

Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion. The fund may emphasize sectors more or less than the S&P 500. The Fund may also invest in stock index options.

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The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

MARKET EXPOSURE: In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market. The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it. During these defensive periods, the Fund may invest some or all of its assets in stock index options, money market funds, U.S. Treasury, or U.S. Agency fixed income instruments with a maturity of less than five years.

Principal RiskS

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund. The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The principal factors that might reduce the Fund's return include:

Stock Market Risk: The Fund invests primarily in common stocks and other equity securities. Over time, stocks have shown greater growth than other types of securities. In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer.

Emphasize Sector: If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Varying Market Exposure: If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Large-Size Company Risks: The Fund normally invests the majority of its assets in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Options Risk: The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Put options may not go in the same direction as the market and the Fund’s performance may suffer. Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Fixed Income Risk: The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Short-term capital gains are taxed as ordinary income under federal income tax laws.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

4

FUND PERFORMANCE – Class I Shares

The Bar Chart and Table set out below help show the returns and risks of investing in the Fund. They show changes in the Fund’s calendar year performance over the lifetime of the Fund and compare the Fund’s average annual returns for periods of one year and since inception to an appropriate index during corresponding periods. You should be aware that the Fund’s past performance (before and after taxes) is no guarantee or indication that the Fund will perform similarly in the future.

Annual Total Returns

*For the period 6/8/09 (inception) to 12/31/09.

The year-to-date return for Class I shares as of June 30, 2022 was 7.54%.

From 01/01/12 to 12/31/21, the highest quarterly return was 6.48% for the quarter ended 03/31/13. The lowest quarterly return was -4.48% for the quarter ended 12/31/12.

5

AVERAGE ANNUAL TOTAL RETURNS

The table below shows the Fund's Class I shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2021. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of the market’s performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2021)

FUND/INDEX

Forester Value Fund - Class I
	1 YEAR	5 YEARS	Since Inception*
Return before taxes	0.20%	0.34%	0.07%
Return after taxes on distributions	-0.39%	-3.07%	-1.82%
Return after taxes on distributions and sale of Fund shares	0.12%	-0.28%	-0.28%
S&P 500 Index (index reflects no deduction for fees, expenses or taxes)	28.71%	18.45%	16.53%

* Inception 6/8/2009

Portfolio Management

Investment Adviser: Forester Capital Management, Ltd.

Portfolio Manager: Thomas H. Forester, President of the Fund’s investment adviser, has been the Fund’s portfolio manager since the Fund’s inception (9/10/99).

Purchase and Sale of Fund Shares

Minimum Initial Investment		To Place Orders
$1,000 for new accounts	By Mail:	Forester Value Fund Class I
$1,000 for new IRA accounts		c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

	By Phone:	800-388-0365

Minimum Subsequent Investment
$100 for all existing accounts

You may sell or redeem shares through your dealer or financial adviser, by writing to the address above or by telephone at the number above.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

6

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's designee receives the order. Your financial institution is responsible for transmitting your order in a timely manner.

Additional Information ABOUT Strategies and Risk

Principal Investment Strategies

The Fund seeks maximum long-term capital growth. The Fund may change this objective without the approval of shareholders, but will give shareholders not less than thirty (30) days advance notice if it does so.

The Fund invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential. It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company. Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

•	Book-to-market value
•	Price-to-cash flow ratio
•	Price-to-sales ratio
•	Earnings estimates for the next 12 months
•	Five-year return on equity

Securities may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions, or actual or anticipated unfavorable developments affecting the company. This undervaluation may lead to great appreciation potential for the security.

The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion. The Fund may also invest in preferred stocks, convertible securities, warrants and foreign securities. The Fund may also invest in stock index futures, stock index options and exchange traded funds. The Fund may change this objective without the approval of shareholders, but will give shareholders not less than thirty (30) days advance notice if it does so. A description of the policies and procedures employed by the Fund with respect to the disclosure of Fund portfolio holdings is available in the Fund’s statement of additional information (“SAI”), dated July 31, 2022.

MARKET EXPOSURE. In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market. The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it. During these defensive periods, the Fund may invest some or all of its assets in stock index futures, options, other funds or fixed income instruments. If the Fund sells index futures, buys index puts, or buys inverse funds or inverse ETFs, these investments move inverse to the market. They protect the fund in falling markets, but hurt performance if the market rises. Taking a defensive position may cause the Fund to not achieve its investment objective.

Principal Risks

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund. The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The principal factors that might reduce the Fund's return include:

Stock Market Risk: The Fund invests primarily in common stocks and other equity securities. Over time, stocks have shown greater growth than other types of securities. In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

7

Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer.

Emphasize a Sector Risk: If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Varying Market Exposure Risk: If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Large-Size Company Risks: The Fund normally invests the majority of its assets in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Options Risk: The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Put options may not go in the same direction as the market and the Fund’s performance may suffer. Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Stock Index Futures Risk: The primary risks associated with futures investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) futures are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an futures strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Accordingly, the Fund will limit its exposure to futures to 5% of the value of the portfolio, based on the cost of the futures, at any one time.

Fixed Income Risk: The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Short-term capital gains are taxed as ordinary income under federal income tax laws.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

ORGANIZATION, MANAGEMENT & MANAGEMENT FEES

Organization: Forester Value Fund is a series of Forester Funds, Inc.

Management: The Fund is managed by Forester Capital Management, Ltd. (“Forester Capital”), which selects the Fund's investments and handles its business affairs under the direction of the Fund’s board of directors. Forester Capital (the "Adviser") was incorporated in 1999 and its address is: 612 Paddock, Libertyville, IL 60048.

Portfolio Manager: The Forester Value Fund has been managed since its inception by Thomas H. Forester, CFA. Mr. Forester has been the President and Chief Investment Officer of Forester Capital since its inception and is primarily responsible for the day-to-day management of the Fund. Mr. Forester has extensive money management experience. He was an officer and portfolio manager from May 1997 through January, 1999 with Dreman Value Advisors, Inc. and its successor firm, Scudder Investments Inc. where he managed over $1.4 billion in value assets, and an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc., a subsidiary of Wells Fargo. He was also an officer and portfolio manager for Thomas White International from 1992 to 1995.

Mr. Forester holds an MBA from the Kellogg School at Northwestern University and a BA degree in economics (with honors) from the University of Colorado (1981).

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Mr. Forester has appeared in articles in Fortune Magazine, Barron’s, Business Week, Smart Money, Kiplinger’s, Washington Post, USA Today and Dow Jones Marketwatch.

The Fund’s SAI contains more information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

Management and Administrative Fees: The Forester Value Fund pays fees to Forester Capital for serving as its investment adviser and providing administrative services. The annual fees are determined as a percentage of average daily net assets. Expenses paid out of the Fund's assets are reflected in the share price and dividends. As of the date of this Prospectus, the Fund pays Forester Capital management fees of 0.89% of the Fund's average daily net assets. Class I shares pay Forester Capital an administrative fee for all other expenses related to its daily operations of 0.10%. Under the administration agreement, Forester Capital provides administrative services and pays all expenses related to the Fund's daily operations, excluding the management fees and certain excluded expenses. These expenses reflect current fees of the Fund, which are different from periods prior to the effective date of this Prospectus. The Fund’s Annual Report or Semi-Annual Report contains more information about the factors considered by the Board when it last renewed the investment advisory agreement with Forester Capital. During the fiscal year ended March 31, 2021, the Fund paid Forester Capital 0.89% of the Fund's average daily assets in management fees and 0.10% of the Fund's average daily assets in administration fees.

FUND'S SHARE PRICE

The price at which investors purchase Class I shares of the Fund and at which shareholders redeem Class I shares of the Fund is called net asset value. The Fund calculates net asset value (“NAV”) for each class as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on holidays (New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) and weekends. The Fund's shares will not be priced when the New York Stock Exchange is closed. The Fund calculates net asset value based on the market prices of the securities. The Fund will process purchase and redemption orders that it receives in good order prior to the close of regular trading on a day that the New York Stock Exchange is open at the net asset value determined later that day. It will process purchase orders that it receives in good order and accepts and redemption orders that it receives in good order after the close of regular trading at the net asset value determined at the close of regular trading on the next day the New York Stock Exchange is open. “Good order” means that your purchase or redemption request includes the name of the Fund, the name of the shareholder(s), the dollar amount of shares to be purchased or redeemed, a completed account application (for initial purchase), and, for purchases, a check payable to the Fund, unless payment is made by wire transfer.

Fair Value Pricing

The Board of Directors has delegated to Forester Capital responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, Forester Capital will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. Forester Capital must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Fund has adopted written policies and procedures to guide Forester Capital with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund invests the vast majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate its NAV as of the time those exchanges close. The Fund typically does not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which the Fund would ever hold a security that would need to be fair value priced. Examples of when it would be likely that a portfolio security would require fair value pricing include but are not limited to: if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities' exchange had closed but before the Fund's NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations.

When a security is fair value priced, it means that Forester Capital is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available. Accordingly, there is always the possibility that Forester Capital's calculations concerning security value could be wrong, and as a result, the Fund's NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

PURCHASE OF SHARES

How to Purchase Shares from the Funds

1. Read this Prospectus carefully

2. Determine how much you want to invest keeping in mind the following minimums:

Account Type	Class I
New Accounts	$1,500
New IRA accounts	$1,500
Additions to existing accounts	$100

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If your investment is aggregated into an omnibus account established by a plan sponsor, investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

3. Complete the Share Purchase Application accompanying this Prospectus, carefully following the instructions including designation of share class. For additional investments, complete the reorder form attached to your confirmation statements (The Fund has additional Purchase Applications and reorder forms if you need them.) If you have any questions, please call 1-800-388-0365.

4. Make your check payable to "The Forester Funds, Inc." or to the “Forester Value Fund”. All checks must be drawn on U.S. banks. The Funds will not accept cash or third party or starter checks. A $25 fee will be charged against your account for any payment check returned for insufficient funds. You will also be responsible for any losses suffered by a Fund as a result.

5. Send the completed and signed application and check by first class mail, overnight delivery or registered mail to:

The Forester Value Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Forester Value Fund does not accept shareholder investment checks at its corporate offices. Checks received at those offices will be forwarded to Mutual Shareholder Services and will not be effective until the order is received and accepted there.

By Wire – Please call 800-388-0365 for wire instructions.

Retirement Plans

Since the Fund is oriented to longer term investments, the Fund may be an appropriate medium for tax-sheltered retirement plans, including: individual retirement accounts ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You may download forms from our website, or you may contact Mutual Shareholder Services, the transfer agent, at 1-800-388-0365 for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

Purchasing Shares from Broker-dealers, Financial Institutions and Others

Some broker-dealers may sell shares of the Fund. These broker-dealers may charge you a fee in addition to any fees imposed by the Fund, either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser.

The Funds may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Funds as investment alternatives in the programs they offer or administer. Servicing agents may:

1. Become shareholders of record of the Fund. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent. This also means that purchases made through Servicing Agents are not subject to the Fund's minimum purchase requirements.

2. Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

3. Charge fees to their customers for the services they provide them. Also, the Funds (through 12b-1 fees) may pay fees to Servicing Agents to compensate them for selling the Funds. The Adviser (from its management fees) may pay fees to Servicing Agents to compensate them for the services they provide their customers, including administrative services.

4. Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

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5. Be authorized to accept purchase orders on behalf of the Fund. This means that the Fund will process the purchase order at the net asset value which is determined following the Servicing Agent's acceptance of the customer's order.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

Other Information about Purchasing Shares of the Fund

The Fund may reject any share purchase applications for any reason. The Fund will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Fund.

The Fund will only issue shares in book form. The Fund will send you a written confirmation for all purchases of shares.

DISTRIBUTION PLAN

Other Share Classes

The Fund offers two other class of shares (Class N and Class R.) Class N and Class R, which are offered by separate Prospectus, is subject to lower minimum investments and pay Rule 12b-1 fees.

REDEEMING SHARES

General Redemption Information

You may redeem all or a portion of your shares at any time. Your shares will be redeemed at the Fund's Class I per share NAV next determined after receipt of your instructions in good order as explained below. The Fund's Class I NAV will fluctuate on a daily basis. The redemption value of your shares may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund at the time your redemption is processed.

How to Redeem (Sell) Shares by Mail

1. Prepare a letter of instruction containing:

o the name of the Fund(s) and share class

o account number(s)

o the amount of money or number of shares being redeemed

o the name(s) on the account

o daytime phone number

o additional information that the Funds may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Fund in advance, if you have any questions at 1-800-388-0365.

2. Sign the letter of instruction exactly as the shares are registered.

Joint ownership accounts must be signed by all owners.

3. Have the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution in the following situations:

o The redemption request exceeds $25,000

o The redemption proceeds are to be sent to an address other than the address of record

o The Fund receives the redemption request within 30 business days of an address change.

A notarized signature is not an acceptable substitute for a signature guarantee.

4.        Send the letter of instruction by first class mail, overnight delivery service or registered mail to:

The Forester Value Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

How to Redeem (Sell) Shares through Servicing Agents

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If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

Payment of Redemption Proceeds

The redemption price per share you receive for redemption requests is the next determined net asset value after:

1.	The Fund receives your written request in proper form with all required information, as defined above under "How to Redeem (Sell) Shares by Mail" and "How to Redeem (Sell) Shares through Servicing Agents".
2.	A Servicing Agent that has been authorized to accept redemption requests on behalf of the Funds receives your request in accordance with its procedures.

For those shareholders who redeem shares by mail the Fund will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in proper form with all required information. Those shareholders who redeem shares through Servicing Agents will receive their redemption proceeds in accordance with the procedures established by the Servicing Agent.

As the Fund generally holds an allocation of cash, there is typically enough cash on hand in both stressed and non-stressed markets to fund redemptions. If more liquidity is needed, the Fund may opt to sell T-bills. In addition, the Fund’s equity securities are very liquid and can be sold if needed.

Other Redemption Considerations

When redeeming shares of the Fund, shareholders should consider the following:

1.        The redemption may result in a taxable gain.

2.	If you purchased shares by check, the Fund may delay the payment of redemption proceeds until they are reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).
3.	For Class I shares, if your account balance falls below $25,000 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $25,000 or more. If you do not, the Fund may close your account and mail the redemption proceeds to you.
4.	The Funds may pay redemption requests "in kind." This means that the Fund will pay redemption requests entirely or partially with securities rather than with cash.

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Frequent Purchases and Redemptions of Fund Share

Frequent purchases and sales of Fund shares (popularly known as “market timing”) can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the Fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's NAV. The Fund's Board of Directors is firmly opposed to allowing shareholders of the Fund to engage in these types of practices. Accordingly, the Board of Directors has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares. You should be aware that there is the risk that the Fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The Fund may alter its policies at any time without prior notice to shareholders.

Although shareholders who engage in market timing activities can harm the Fund, the Board has noted an important distinction between market timers, who the Board seeks to discourage from using the Fund, and other shareholders. Shareholders who purchase Fund shares and then, for whatever reason, must redeem them are not market timers. Market timers are shareholders who repeatedly purchase and redeem shares in the Fund in an attempt to gain short-term advantages from their trading activity. These types of shareholders are disruptive to the Fund, and it is these types of shareholders that the Fund seeks to discourage from purchasing Fund shares.

In order to discourage frequent purchasing and redemption of Fund shares, the Fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, Forester Capital has been granted the authority to impose restrictions in addition to those that are otherwise stated in this prospectus on purchases or exchanges under conditions where Forester Capital has identified a trading pattern by a shareholder that is particularly disruptive, excessive, or extremely short-term in duration.

The Fund further prohibits any person associated with the Fund from entering into any arrangement with any person to permit frequent purchases and redemption of Fund shares. The Fund's Chief Compliance Officer is responsible for monitoring the Fund's policies and procedures to discourage frequent purchases and redemptions and prepares periodic reports to the board concerning the implementation and effectiveness of those policies and procedures.

Forester Capital is authorized to suspend the Fund's policies during periods of severe market turbulence or national emergency only. There is no assurance that Forester Capital will exercise this authority or that by exercising this authority the Fund will be protected from the risks associated with frequent trading. The actions of Forester Capital are periodically reviewed with the Board of Directors.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes substantially all of its net investment income and its capital gains annually. You have two distribution options:

o	Automatic Reinvestment Option - Both dividend and capital gains distributions will be reinvested in additional Fund Shares.

o        All Cash Option - Both dividend and capital gains distributions will be paid in cash.

You may make this election on the Share Purchase Application. You may change your election by writing to the Fund at the address given above.

The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains). The Funds expect that its distributions, as a result of its investment objectives or strategies, will consist primarily of ordinary income or capital gains. An exchange of the Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal and state income tax.

The Fund annually will endeavor to qualify for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). The Fund has so qualified in each of its fiscal years. If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Stockholders of a Fund that did not qualify as a regulated investment company under Subchapter M would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to stockholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund intends to distribute all of its net investment income and net capital gain each fiscal year. Dividends from net investment income (including short-term capital gain) are taxable to investors as ordinary income, whereas distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of the stockholder's holding period for the shares. Such dividends and distributions are taxable to stockholders, whether received in cash or in additional shares of the respective Funds. A portion of the Fund's income distributions may be eligible for the 70% dividends-received deduction for domestic corporate stockholders.

Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares of a Fund immediately after a dividend or distribution is less than the cost of such shares to the investor, the dividend or distribution will be taxable to the investor.

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Redemption of shares will generally result in a capital gain or loss for income tax purposes. The tax treatment of such capital gain or loss will depend upon the stockholder's holding period. However, if a loss is realized on shares held for six months or less, and the stockholder received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

This section is not intended to be a full discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in a Fund.

PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of The Forester Value Fund's operations for the last five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Sanville & Company, whose report, along with the Fund's financial statements for the period ended March 31, 2022, are included in the Fund's Audited Annual Report which is available without charge upon request.

THE FORESTER VALUE FUND - Class I shares

(For a share outstanding throughout each year)

Years Ended				
	3/31/2022	3/31/2021	3/31/2020	3/31/2019	3/31/2018
Net Asset Value, at Beginning of Year	$ 5.77	$ 11.10	$ 11.61	$ 11.63	$ 11.36
Income From Investment Operations:					
Net Investment Income *	0.07	0.12	0.17	0.14	0.12
Net Gain (Loss) on Securities (Realized and Unrealized)	0.11	(0.39)	0.04	0.03	0.27
Total from Investment Operations	0.18	(0.27)	0.21	0.17	0.39
Distributions:					
Net Investment Income	(0.08)	(0.20)	(0.72)	(0.19)	(0.12)
Realized Gains	-	(4.86)	-	-	-
Total from Distributions	(0.08)	(5.06)	(0.72)	(0.19)	(0.12)
Net Asset Value, at End of Year	$ 5.87	$ 5.77	$ 11.10	$ 11.61	$ 11.63
Total Return **	3.22%	(1.17)%	2.04%	1.57%	3.49%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 1,109	$ 1,213	$ 2,407	$ 10,978	$ 20,474
Ratio of Expenses to Average Net Assets	0.99% (a)	0.99% (a)	0.99%	0.99%	0.99%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.30%	1.50%	1.22%	1.09%
Portfolio Turnover	7.80%	4.77%	21.80%	38.45%	13.11%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Assumes reinvestment of dividends.

(a)	Expenses (excluding interest expense) were 0.99% for the years ended March 31, 2022 and March 31, 2021.
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FOR MORE INFORMATION

To learn more about the Forester Funds you may request the Statement of Additional Information (or "SAI") which is incorporated herein by reference.

You may also learn more about the Fund's investments in its annual and semi-annual reports to shareholders. Those reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal period.

The SAI, reports to shareholder and other information are all available to shareholders and prospective investors without charge, simply by calling (toll-free) 1-800-388-0365 or by visiting the Fund's Internet site at http://www.forestervalue.com. Also call this number if you have a question or would like other information about the Forester Funds.

The general public can review and copy information about the Forester Funds (including the SAI and other reports) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Forester Funds are also available at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, by e-mail request at publicinfo@sec.gov, or upon payment of a duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549.

811-9391

Forester Value Fund

PROSPECTUS

Class I Shares FVILX

July 31, 2022

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

1-800-388-0365

Forester Value Fund

Prospectus

Class R shares FVRLX

July 31, 2022

Forester Funds

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any of the Fund’s shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a criminal offense.

SUMMARY SECTION

Investment Objective

THE FORESTER VALUE FUND (the "FUND") seeks maximum long-term capital growth.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Forester Value Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

CLASS R
Management Fees	0.89%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses (1)	1.52%

(1)	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other mutual funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Forester Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R	$155	$480	$829	$1,813

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.80% of the average value of its portfolio.

Principal Investment Strategies

THE FORESTER VALUE FUND invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential. It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company. Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

•	Book-to-market value
•	Price-to-cash flow ratio
•	Price-to-sales ratio
•	Earnings estimates for the next 12 months
•	Five-year return on equity

Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion. The Fund may emphasize sectors more or less than the S&P 500. The Fund may also invest in stock index options.

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The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

MARKET EXPOSURE. In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market. The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it. During these defensive periods, the Fund may invest some or all of its assets in stock index options, money market funds, U.S. Treasury or U.S. Agency fixed income instruments with a maturity of less than five years.

Principal Risks

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund. The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The principal factors that might reduce the Fund's return include:

Stock Market Risk: The Fund invests primarily in common stocks and other equity securities. Over time, stocks have shown greater growth than other types of securities. In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer.

Emphasize Sector Risk: If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Varying Market Exposure Risk: If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Large-Size Company Risk: The Fund normally invests the majority of its assets in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Options Risk: The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Put options may not go in the same direction as the market and the Fund’s performance may suffer. Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Fixed Income Risk: The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Short-term capital gains are taxed as ordinary income under federal income tax laws.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

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FUND PERFORMANCE – Class R Share

The Bar Chart and Table set out below help show the returns and risks of investing in the Fund. They show changes in the Fund’s calendar year performance over the lifetime of the Fund and compare the Fund’s average annual returns for periods of one year and since inception (12/28/10) to an appropriate index during corresponding periods. You should be aware that the Fund’s past performance (before and after taxes) is no guarantee or indication that the Fund will perform similarly in the future.

Annual Total Returns

The year-to-date return for Class R shares as of June 30, 2022, was 7.22%.

From 01/01/2012 through 12/31/2021, the highest and lowest quarterly returns were 6.45% and -4.02%, respectively, for the quarters ended March 31, 2013 and December 31, 2012.

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Average Annual Total Returns

The table below shows the Fund's Class R shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2021. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of broad measure of the market’s performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt.

Average Annual Total Returns (for periods ended December 31, 2021)

FUND/INDEX

Forester Value Fund - Class R
	1 YEAR	5 YEARS	10 YEARS
Return before taxes	-0.14%	-0.12%	-0.33%
Return after taxes on distributions	-0.50%	-3.14%	-1.91%
Return after taxes on distributions and sale of Fund shares	-0.09%	-0.47%	-0.46%
S&P 500 Index (index reflects no deduction for fees, expenses or taxes)	28.71%	18.45%	16.53%

* Inception 12/28/2010

Portfolio Management

Investment Adviser: Forester Capital Management, Ltd.

Portfolio Manager: Thomas H. Forester, President of the Fund’s investment adviser, has been the Fund’s portfolio manager since the Fund’s inception (9/10/1999).

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment		To Place Orders
$1,000 for new accounts	By Mail:	Forester Value Fund Class R
$1,000 for new IRA accounts		c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

	By Phone:	800-388-0365

Minimum Subsequent Investment
$100 for all existing accounts

You may sell or redeem shares through your dealer or financial adviser, by writing to the address above or by telephone at the number above.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of

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interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's designee receives the order. Your financial institution is responsible for transmitting your order in a timely manner.

Additional Information on Strategies and Risk

Principal Investment Strategies

The Fund seeks maximum long-term capital growth. The Fund may change this objective without the approval of shareholders, but will give shareholders not less than thirty (30) days advance notice if it does so.

The Fund invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential. It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company. Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

•	Book-to-market value
•	Price-to-cash flow ratio
•	Price-to-sales ratio
•	Earnings estimates for the next 12 months
•	Five-year return on equity

Securities may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions, or actual or anticipated unfavorable developments affecting the company. This undervaluation may lead to great appreciation potential for the security.

The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion. The Fund may also invest in preferred stocks, convertible securities, warrants and foreign securities. The Fund may also invest in stock index futures, stock index options and exchange traded funds. A description of the policies and procedures employed by the Fund with respect to the disclosure of Fund portfolio holdings is available in the Fund’s statement of additional information (“SAI”), dated July 31, 2022.

MARKET EXPOSURE. In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market. The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it. During these defensive periods, the Fund may invest some or all of its assets in stock index futures, options, other funds or fixed income instruments. If the Fund sells index futures, buys index puts, or buys inverse funds or inverse ETFs, these investments move inverse to the market. They protect the fund in falling markets, but hurt performance if the market rises. Taking a defensive position may cause the Fund to not achieve its investment objective.

Principal Risks

Like all mutual funds that invest in stocks, the Forester Funds take investment risks and it is possible for you to lose money by investing in the Fund. The manager's ability to choose suitable investments for the Fund has a significant impact on the Fund's ability to achieve its investment objective. The principal factors that might reduce the Fund's return include:

Stock Market Risk: The Fund invests primarily in common stocks and other equity securities. Over time, stocks have shown greater growth than other types of securities. In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer.

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Emphasize Sector Risk: If the Fund has a higher percentage of its total assets invested in a particular sector, changes affecting that sector may have a significant impact on the Fund's overall portfolio.

Varying Market Exposure Risk: If the Fund is in a defensive or offensive position, the Fund may not go in the same direction as the market and the Fund's performance may suffer.

Large-Size Company Risk: The Fund normally invests the majority of its assets in larger companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Options Risk: The primary risks associated with options investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) options are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an option strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Put options may not go in the same direction as the market and the Fund’s performance may suffer. Accordingly, the Fund will limit its exposure to options to 5% of the value of the portfolio, based on the cost of the options, at any one time.

Stock Index Futures Risk: The primary risks associated with futures investments are: (1) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security, which may result in imperfect hedging of a portfolio position, (2) futures are more volatile than stocks and therefore may be subject to disproportionately larger gains or losses; and (3) the risk that the use of an futures strategy to enhance the return of a portfolio will fail, with negative consequences to the Fund. Accordingly, the Fund will limit its exposure to futures to 5% of the value of the portfolio, based on the cost of the futures, at any one time.

Fixed Income Risk: The primary risk associated with fixed income are: (1) the fixed income instrument may not go in the same direction as the market and the Fund’s performance may suffer; (2) interest rates may rise, reducing the principal value of the instrument; and (3) the credit rating of the U.S. Agency instrument may materially differ from a similar U.S. Treasury.

Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized short-term capital gains or losses, which may affect the taxes you pay as a Fund shareholder. Short-term capital gains are taxed as ordinary income under federal income tax laws.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other Government agency.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

ORGANIZATION, MANAGEMENT & MANAGEMENT FEES

Organization: Forester Value Fund is a series of Forester Funds, Inc.

Management: The Fund is managed by Forester Capital Management, Ltd. (“Forester Capital”), which selects the Fund's investments and handles its business affairs under the direction of the Fund’s board of directors. Forester Capital (the "Adviser") was incorporated in 1999 and its address is: 612 Paddock, Libertyville, IL 60048.

Portfolio Manager: The Forester Value Fund has been managed since its inception by Thomas H. Forester, CFA. Mr. Forester has been the President and Chief Investment Officer of Forester Capital since its inception and is primarily responsible for the day-to-day management of the Fund. Mr. Forester has extensive money management experience. He was an officer and portfolio manager from May 1997 through January, 1999 with Dreman Value Advisors, Inc. and its successor firm, Scudder Investments Inc. where he managed over $1.4 billion in value assets, and an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc., a subsidiary of Wells Fargo. He was also an officer and portfolio manager for Thomas White International from 1992 to 1995.

Mr. Forester holds an MBA from the Kellogg School at Northwestern University and a BA degree in economics (with honors) from the University of Colorado (1981).

Mr. Forester has appeared on CNBC and Bloomberg TV as well as in articles in The Wall Street Journal, Fortune Magazine, Barron’s, Business Week, Smart Money, Kiplinger’s, Washington Post, USA Today and Marketwatch.

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The Fund’s SAI contains more information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

Management and Administrative Fees: The Forester Value Fund pays fees to Forester Capital for serving as its investment adviser and providing administrative services. The annual fees are determined as a percentage of average daily net assets. Expenses paid out of the Fund's assets are reflected in the share price and dividends. As of the date of this Prospectus, the Fund pays Forester Capital management fees of 0.89% of the Fund's average daily net assets. Class R shares pay Forester Capital an administrative fee for all other expenses related to its daily operations of 0.11%. Under the administration agreement, Forester Capital provides administrative services and pays all expenses related to the Fund's daily operations, excluding the management fees and certain excluded expenses. These expenses reflect current fees of the Fund, which are different from periods prior to the effective date of this Prospectus. The Fund’s Annual Report or Semi-Annual Report contains more information about the factors considered by the Board when it last renewed the investment advisory agreement with Forester Capital. During the fiscal year ended March 31, 2022, the Fund paid Forester Capital 0.89% of the Fund's average daily assets in management fees and 0.11% of the Fund's average daily assets in administration fees.

FUND'S SHARE PRICE

The price at which investors purchase Class R shares of the Fund and at which shareholders redeem Class R shares of the Fund is called net asset value. The Fund calculates net asset value (“NAV”) for each class as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on holidays (New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) and weekends. The Fund's shares will not be priced when the New York Stock Exchange is closed. The Fund calculates net asset value based on the market prices of the securities it holds. The Fund will process purchase and redemption orders that it receives in good order prior to the close of regular trading on a day that the New York Stock Exchange is open at the net asset value determined later that day. It will process purchase orders that it receives in good order and accepts and redemption orders that it receives in good order after the close of regular trading at the net asset value determined at the close of regular trading on the next day the New York Stock Exchange is open. “Good order” means that your purchase or redemption request includes the name of the Fund, the name of the shareholder(s), the dollar amount of shares to be purchased or redeemed, a completed account application (for initial purchase), and, for purchases, a check payable to the Fund, unless payment is made by wire transfer.

Fair Value Pricing

The Board of Directors has delegated to Forester Capital responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, Forester Capital will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. Forester Capital must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Fund has adopted written policies and procedures to guide Forester Capital with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund invests the vast majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate its NAV as of the time those exchanges close. The Fund typically does not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which the Fund would ever hold a security that would need to be fair value priced. Examples of when it would be likely that a portfolio security would require fair value pricing include but are not limited to: if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities' exchange had closed but before the Fund's NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations.

When a security is fair value priced, it means that Forester Capital is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available. Accordingly, there is always the possibility that Forester Capital's calculations concerning security value could be wrong, and as a result, the Fund's NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

PURCHASE OF SHARES

How to Purchase Shares from the Funds

1. Read this Prospectus carefully

2. Determine how much you want to invest keeping in mind the following minimums:

Account Type	Class R
New Accounts	$1,000
New IRA accounts	$1,000
Additions to existing accounts	$100

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If your investment is aggregated into an omnibus account established by a plan sponsor, investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

3. Complete the Share Purchase Application accompanying this Prospectus, carefully following the instructions including designation of share class. For additional investments, complete the reorder form attached to your confirmation statements (The Fund has additional Purchase Applications and reorder forms if you need them.) If you have any questions, please call 1-800-388-0365.

4. Make your check payable to "The Forester Funds, Inc." or to the “Forester Value Fund”. All checks must be drawn on U.S. banks. The Funds will not accept cash or third party or starter checks. A $25 fee will be charged against your account for any payment check returned for insufficient funds. You will also be responsible for any losses suffered by a Fund as a result.

5. Send the completed and signed application and check by first class mail, overnight delivery or registered mail to:

The Forester Value Fund – Class R

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Forester Value Fund does not accept shareholder investment checks at its corporate offices. Checks received at those offices will be forwarded to Mutual Shareholder Services and will not be effective until the order is received and accepted there.

By Wire: Please call 800-388-0365 for wire instructions.

Retirement Plans

Since the Fund is oriented to longer term investments, the Fund may be an appropriate medium for tax-sheltered retirement plans, including: individual retirement accounts ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You may download forms from our website, or you may contact Mutual Shareholder Services, the transfer agent, at 1-800-388-0365 for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

Purchasing Shares from Broker-dealers, Financial Institutions and Others

Some broker-dealers may sell shares of the Fund. These broker-dealers may charge you a fee in addition to any fees imposed by the Fund, either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser.

The Funds may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Funds as investment alternatives in the programs they offer or administer. Servicing agents may:

1. Become shareholders of record of the Fund. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent. This also means that purchases made through Servicing Agents are not subject to the Fund's minimum purchase requirements.

2. Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

3. Charge fees to their customers for the services they provide them. Also, the Funds (through 12b-1 fees) may pay fees to Servicing Agents to compensate them for selling the Funds. The Adviser (from its management fees) may pay fees to Servicing Agents to compensate them for the services they provide their customers, including administrative services.

4. Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

5. Be authorized to accept purchase orders on behalf of the Fund. This means that the Fund will process the purchase order at the net asset value which is determined following the Servicing Agent's acceptance of the customer's order.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order

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with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

Other Information about Purchasing Shares of the Fund

The Fund may reject any share purchase applications for any reason. The Fund will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Fund.

The Fund will only issue shares in book form. The Fund will send you a written confirmation for all purchases of shares.

THE DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 12b-1 Plan) for Class R shares of the Fund, pursuant to which the Fund is permitted to accrue and pay a fee for shareholder servicing and distribution expenses not to exceed 0.50% per annum of the Fund's average daily net assets. The Fund may accrue, collect and pay such fees to third parties for eligible services provided by those parties to the Fund. You should be aware that because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the costs of your investment and may cost you more than paying other types of sales charges. For further information regarding the 12b-1 Plan, see the SAI.

Other Share Classes

The Fund offers two other classes of shares (Class N and Class I.) Class N, which is offered by a separate Prospectus, pays lower 12b-1 fees. Class I, which is offered by a separate Prospectus, is subject to higher minimum investments and does not pay Rule 12b-1 fees.

REDEEMING SHARES

General Redemption Information

You may redeem all or a portion of your shares at any time. Your shares will be redeemed at the Fund's Class R per share NAV next determined after receipt of your instructions in good order as explained below. The Fund's Class R NAV will fluctuate on a daily basis. The redemption value of your shares may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund at the time your redemption is processed.

How to Redeem (Sell) Shares by Mail

1. Prepare a letter of instruction containing:

o the name of the Fund(s) and share class

o account number(s)

o the amount of money or number of shares being redeemed

o the name(s) on the account

o daytime phone number

o additional information that the Funds may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Fund, in advance, at 1-800-388-0365 if you have any questions.

2.        Sign the letter of instruction exactly as the shares are registered.

Joint ownership accounts must be signed by all owners.

3.	Have the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution in the following situations:

o The redemption request exceeds $25,000

o The redemption proceeds are to be sent to an address other than the address of record

o The Fund receives the redemption request within 30 business days of an address change.

A notarized signature is not an acceptable substitute for a signature guarantee.

4.        Send the letter of instruction by first class mail, overnight delivery service or registered mail to:

The Forester Value Fund

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

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How to Redeem (Sell) Shares through Servicing Agents

If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

Payment of Redemption Proceeds

The redemption price per share you receive for redemption requests is the next determined net asset value after:

1.	The Fund receives your written request in proper form with all required information, as defined above under "How to Redeem (Sell) Shares by Mail" and "How to Redeem (Sell) Shares through Servicing Agents".

2.	A Servicing Agent that has been authorized to accept redemption requests on behalf of the Funds receives your request in accordance with its procedures.

For those shareholders who redeem shares by mail the Fund will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in proper form with all required information. Those shareholders who redeem shares through Servicing Agents will receive their redemption proceeds in accordance with the procedures established by the Servicing Agent.

As the Fund generally holds an allocation of cash, there is typically enough cash on hand in both stressed and non-stressed markets to fund redemptions. If more liquidity is needed, the Fund may opt to sell T-bills. In addition, the Fund’s equity securities are very liquid and can be sold if needed.

Other Redemption Considerations

When redeeming shares of the Fund, shareholders should consider the following:

1.	The redemption may result in a taxable gain.
2.	If you purchased shares by check, the Fund may delay the payment of redemption proceeds until they are reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).
3.	For Class R shares, if your account balance falls below $2,500 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $2,500 or more. If you do not, the Fund may close your account and mail the redemption proceeds to you.
4.	The Funds may pay redemption requests "in kind." This means that the Fund will pay redemption requests entirely or partially with securities rather than with cash.

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FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent purchases and sales of Fund shares (popularly known as “market timing”) can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the Fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's NAV. The Fund's Board of Directors is firmly opposed to allowing shareholders of the Fund to engage in these types of practices. Accordingly, the Board of Directors has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares. You should be aware that there is the risk that the Fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The Fund may alter its policies at any time without prior notice to shareholders.

Although shareholders who engage in market timing activities can harm the Fund, the Board has noted an important distinction between market timers, who the Board seeks to discourage from using the Fund, and other shareholders. Shareholders who purchase Fund shares and then, for whatever reason, must redeem them are not market timers. Market timers are shareholders who repeatedly purchase and redeem shares in the Fund in an attempt to gain short-term advantages from their trading activity. These types of shareholders are disruptive to the Fund, and it is these types of shareholders that the Fund seeks to discourage from purchasing Fund shares.

In order to discourage frequent purchasing and redemption of Fund shares, the Fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, Forester Capital has been granted the authority to impose restrictions in addition to those that are otherwise stated in this prospectus on purchases or exchanges under conditions where Forester Capital has identified a trading pattern by a shareholder that is particularly disruptive, excessive, or extremely short-term in duration.

The Fund further prohibits any person associated with the Fund from entering into any arrangement with any person to permit frequent purchases and redemption of Fund shares. The Fund's Chief Compliance Officer is responsible for monitoring the Fund's policies and procedures to discourage frequent purchases and redemptions and prepares periodic reports to the board concerning the implementation and effectiveness of those policies and procedures.

Forester Capital is authorized to suspend the Fund's policies during periods of severe market turbulence or national emergency only. There is no assurance that Forester Capital will exercise this authority or that by exercising this authority the Fund will be protected from the risks associated with frequent trading. The actions of Forester Capital are periodically reviewed with the Board of Directors.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes substantially all of its net investment income and its capital gains annually. You have two distribution options:

•	Automatic Reinvestment Option - Both dividend and capital gains distributions will be reinvested in additional Fund Shares.

•	All Cash Option - Both dividend and capital gains distributions will be paid in cash.

You may make this election on the Share Purchase Application. You may change your election by writing to the Fund at the address given above.

The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains). The Funds expect that its distributions, as a result of its investment objectives or strategies, will consist primarily of ordinary income or capital gains. An exchange of the Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal and state income tax.

The Fund annually will endeavor to qualify for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). The Fund has so qualified in each of its fiscal years. If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Stockholders of a Fund that did not qualify as a regulated investment company under Subchapter M would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to stockholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund intends to distribute all of its net investment income and net capital gain each fiscal year. Dividends from net investment income (including short-term capital gain) are taxable to investors as ordinary income, whereas distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of the stockholder's holding period for the shares. Such dividends and distributions are taxable to stockholders, whether received in cash or in additional shares of the respective Funds. A portion of the Fund's income distributions may be eligible for the 70% dividends-received deduction for domestic corporate stockholders.

Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares of a Fund

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immediately after a dividend or distribution is less than the cost of such shares to the investor, the dividend or distribution will be taxable to the investor.

Redemption of shares will generally result in a capital gain or loss for income tax purposes. The tax treatment of such capital gain or loss will depend upon the stockholder's holding period. However, if a loss is realized on shares held for six months or less, and the stockholder received a capital gain distribution during that period, then such loss is treated as along-term capital loss to the extent of the capital gain distribution received.

This section is not intended to be a full discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in a Fund.

PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of The Forester Value Fund's operations since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Sanville & Company, whose report, along with the Fund's financial statements for the period ended March 31, 2022, are included in the Fund's Audited Annual Report which is available without charge upon request.

THE FORESTER VALUE FUND - Class R shares

(For a share outstanding throughout each year)

Years Ended				
	3/31/2022	3/31/2021	3/31/2020	3/31/2019	3/31/2018
Net Asset Value, at Beginning of Year	$ 6.01	$ 11.26	$ 11.76	$ 11.72	$ 11.42
Income From Investment Operations:					
Net Investment Income *	0.05	0.07	0.10	0.09	0.07
Net Gain (Loss) on Securities (Realized and Unrealized)	0.10	(0.38)	0.06	0.02	0.28
Total from Investment Operations	0.15	(0.31)	0.16	0.11	0.35
Distributions:					
Net Investment Income	(0.05)	(0.08)	(0.66)	(0.07)	(0.05)
Realized Gains	-	(4.86)	-	-	-
Total from Distributions	(0.05)	(4.94)	(0.66)	(0.07)	(0.05)
Net Asset Value, at End of Year	$ 6.11	$ 6.01	$ 11.26	$ 11.76	$ 11.72
Total Return **	2.56%	(1.62)%	1.56%	0.99%	3.05%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 765	$ 804	$ 877	$ 1,063	$ 1,285
Ratio of Expenses to Average Net Assets	1.50% (a)	1.50% (a)	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	0.78%	0.81%	0.92%	0.74%	0.64%
Portfolio Turnover	7.80%	4.77%	21.80%	38.45%	13.11%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Assumes reinvestment of dividends.

(a)	Expenses (excluding interest expense) were 1.50% for the years ended March 31, 2022 and March 31, 2021.
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FOR MORE INFORMATION

To learn more about the Forester Funds you may request the Statement of Additional Information (or "SAI") which is incorporated herein by reference.

You may also learn more about the Fund's investments in its annual and semi-annual reports to shareholders. Those reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal period.

The SAI, reports to shareholder and other information are all available to shareholders and prospective investors without charge, simply by calling (toll-free) 1-800-388-0365 or by visiting the Fund's Internet site at http://www.forestervalue.com. Also call this number if you have a question or would like other information about the Forester Funds.

The general public can review and copy information about the Forester Funds (including the SAI and other reports) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Forester Funds are also available at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, by e-mail request at publicinfo@sec.gov, or upon payment of a duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549.

811-9391

Forester Value Fund

PROSPECTUS

Class R Shares FVRLX

July 31, 2022

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

1-800-388-0365

STATEMENT OF ADDITIONAL INFORMATION                                                                                 July 31, 2022

for THE FORESTER FUNDS

THE FORESTER VALUE FUND

a series of THE FORESTER FUNDS

THE FORESTER FUNDS, INC.

612 Paddock

Libertyville, IL 60048

1-888-701-8405

www.ForesterValue.com

This Statement of Additional Information is not a prospectus. It supplements and should be read in conjunction with the prospectuses of The Forester Funds, Inc. (the "Company") for The Forester Value Fund Class N shares, dated July 31, 2022, the Forester Value Fund Class I shares dated July 31, 2022, and The Forester Value Fund Class R shares, dated July 31, 2022, (each a "Prospectus") (fund referred to as "Fund"). The Prospectus for Class N shares, the Prospectus for Class I shares, and the Prospectus for Class R shares of The Forester Value Fund, may each be obtained by visiting www.ForesterValue.com. Requests for free copies of a Prospectus, or annual or semi-annual report to shareholders for The Forester Value Fund should be made by writing to The Forester Funds, Inc., c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 or by calling 1-800-388-0365. The Fund's annual report for the period ended March 31, 2022, is incorporated by reference.

THE FORESTER FUNDS, INC.

TABLE OF CONTENTS

FUND HISTORY AND CLASSIFICATION	2
INVESTMENT RESTRICTIONS AND CONSIDERATIONS	2
INVESTMENT POLICIES AND TECHNIQUES	3
PORTFOLIO TRANSACTIONS	8
DISCLOSURE OF PORTFOLIO HOLDINGS	9
DETERMINATION OF NET ASSET VALUE	9
DIRECTORS AND OFFICERS OF THE COMPANY	10
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	12
PROXY VOTING POLICIES AND PROCEDURES	12
INVESTMENT ADVISER, ADMINISTRATOR, FUND
ACCOUNTANT AND TRANSFER AGENT	13
REDEMPTIONS	16
CUSTODIAN	16
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	16
DISTRIBUTION PLAN	16
ALLOCATION OF PORTFOLIO BROKERAGE	17
TAXES	18
STOCKHOLDER MEETINGS	19
CAPITAL STRUCTURE	19
SHAREHOLDER REPORTS	20
FINANCIAL STATEMENTS	20

FUND HISTORY AND CLASSIFICATION

The Forester Funds, Inc. (the "Company") is an open-end management investment company consisting of one diversified portfolio, The Forester Value Fund (the "Value Fund"). The Value Fund issues Class N, Class I, and Class R shares. The Company initially filed for registration under the 1940 Act on May 12, 1999 and began offering their shares to the public on September 10, 1999. The Company was incorporated as a Maryland corporation on April 7, 1999.

INVESTMENT RESTRICTIONS AND CONSIDERATIONS

The Fund has adopted certain fundamental investment restrictions which cannot be changed without approval of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. The Fund has elected to be classified as a diversified series of an open-end investment company.

A Fund may not, as a fundamental policy:

1.	Borrow money, except for temporary or emergency purposes, and then only from banks, in an amount not exceeding 10% of the value of a Fund's total assets.

2.	Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3.	Concentrate 25% or more of its total assets in securities of any one industry. This restriction does not apply to obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities.

4.	Make loans, except it may acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and except that it may make loans of portfolio securities if any such loans are secured continuously by collateral at least equal to the market value of the securities loaned in the form of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and provided that no such loan will be made if upon the making of that loan more than 30% of the value of the Fund's total assets would be the subject of such loans.

5.	Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investment secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate as acquired as a result of the Fund's ownership of securities.

6.       Purchase physical commodities or contracts relating to physical commodities.

7.	Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

The Fund may not, as a non-fundamental policy:

1.       Invest for the purpose of exercising control over management of any company.

2.	Invest its assets in securities of any investment company, except by open market purchases, including an ordinary broker's commission, or in connection with a merger, acquisition of assets, consolidation or reorganization, and any investments in the securities of other investment companies will be in compliance with the Investment Company Act of 1940.

4.	Mortgage, pledge, or hypothecate any assets except in connection with borrowings in amounts not in excess of the lesser of the amount borrowed or 10% of the value of its total assets at the time of such borrowing; provided that the Fund may enter into futures contracts and related options. Optioned securities are not considered to be pledged for purposes of this limitation.

5.	Invest more than 10% of the value of its net assets in illiquid securities, including restricted securities and repurchase agreements with remaining maturities in excess of seven days, and other securities for which market quotations are not readily available.

6.       Invest in oil, gas or mineral exploration or development programs

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If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

INVESTMENT POLICIES AND TECHNIQUES

General: The Fund may engage in options and financial futures and other derivatives transactions in accordance with its respective investment objectives and policies. The such Fund intends to engage in such transactions if it appears to the investment manager to be advantageous to do so in order to pursue its investment objective and also to hedge against the effects of market risks but not for speculative purposes. The use of futures and options, and possible benefits and attendant risks, are discussed below along with information concerning other investment policies and techniques.

While it is anticipated that under normal circumstances all Funds will be fully invested, in order to conserve assets during defensive periods when the investment manager deems it appropriate, the Fund may invest up to 100% of its assets in cash or defensive-type securities, such as high-grade debt securities, securities of the U.S. Government or its agencies and high quality money market instruments, including repurchase agreements. Investments in such interest-bearing securities will be for defensive purposes only.

Common Stocks: The Fund may invest in common stocks as a principal strategy. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, a Fund participates in the success or failure of any company in which it holds stock. The market values of common stocks can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors. An investment in common stocks entails greater risk of becoming valueless than does an investment in fixed-income securities. Despite the risk of price volatility, however, common stocks also offer the greatest potential for long-term gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Convertible Securities: The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which a Fund may invest include bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stocks. Prior to their conversion, convertible securities may have characteristics similar to both nonconvertible debt securities and common stocks. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stocks. Convertible securities generally entail less credit risk than the issuer's common stocks.

Repurchase Agreements: The Fund may invest in repurchase agreements, under which it acquires ownership of a security and the broker-dealer or bank agrees to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. In addition, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book-Entry System. Repurchase agreements will be limited to transactions with financial institutions believed by the investment manager to present minimal credit risk. The investment manager will monitor on an on-going basis the creditworthiness of the broker-dealers and banks with which the Funds may engage in repurchase agreements. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of the Fund's limitation on illiquid securities. The Funds will not invest more than 10% of the value of their net assets in illiquid securities.

Depositary Receipts: The Value Fund may invest up to 20% of its assets in securities of foreign companies through the acquisition of American Depositary Receipts ("ADRs") as well as through the purchase of securities of foreign companies that are publicly traded in the United States. ADRs are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers, such as changes in foreign currency exchange rates. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs.

Borrowing: The Fund is authorized to borrow from banks in amounts not in excess of 10% of their respective total assets, although they do not presently intend to do so. If, in the future, they do borrow from banks, they would not purchase additional securities at any time when such borrowings exceed 5% of their respective net assets.

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Small Cap Securities: The Fund may invest in small cap securities. Since the securities of such companies are not as broadly traded as those of companies with larger market capitalizations, these securities are often subject to wider and more abrupt fluctuations in market price.

Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, a lower degree of liquidity in the markets for such stocks compared to larger capitalization stocks, and the greater sensitivity of small companies to changing economic conditions. In addition to exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Investors should therefore expect that the share value of the Funds may be more volatile than the shares of a fund that invests in larger capitalization stocks.

Derivatives: In addition to options and financial futures transactions, consistent with its objective, the Fund may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index or an interest rate ("derivatives").

Derivatives are most often used in an effort to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). There is no guarantee that these results can be achieved through the use of derivatives. The types of derivatives used by the Fund and the techniques employed by the investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.

Options on Securities: A Fund may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. A Fund may write "covered" put options provided that, as long as the Fund is obligated as a writer of a put option, the Fund will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during or at the end of the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Funds may write, and also purchase, spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allow the Funds to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Fund would like to establish a position in a security upon which call options are available. By purchasing a call option, a Fund is able to fix the cost of acquiring the security, this being the cost of the downturn in the market, because the Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received.

Over-the-Counter Options: The Funds may deal in over-the-counter traded options ("OTC options"). OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and

4

performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Funds will only sell OTC options that are subject to a buy-back provision permitting the Funds to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Funds expect generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the investment manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO"). The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing in illiquid securities.

Options on Securities Indices: The Fund may write call options on securities indices, and the Fund may write put options on securities indices, and the Fund may purchase call and put options on securities indices, in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and for speculation. Through the writing or purchase of index options, a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

When a Fund writes an option on a securities index, it will segregate, and mark-to-market, eligible securities to the extent required by applicable regulation. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

A Fund may also deal in options on other appropriate indices as available. Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefore.

Financial Futures Contracts: The Funds may enter into financial futures contracts for the future delivery of a financial instrument, such as a security or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions which otherwise might affect adversely the value of securities or other assets which the Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index at a specified price during a specified delivery period. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

Although some futures contracts by their terms call for the actual delivery or acquisition of securities or other assets, in most cases a party will close out the contractual commitment before delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities or other assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Fund will incur brokerage fees when it purchases or sells contracts, and will be required to

5

maintain margin deposits. At the time a Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce a Fund's return. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets is wrong, the overall performance may be poorer than if no such contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, the margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If any of these events should occur, the Fund could lose money on the financial futures contracts and also on the value of its portfolio assets.

To the extent required to comply with applicable regulation, when purchasing a futures contract, a Fund will maintain eligible securities in a segregated account. A Fund will use cover in connection with selling a futures contract.

Options on Financial Futures Contracts: The Fund may write call options on financial futures contracts; the Fund may write put options on financial futures contracts; and may purchase call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. A Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. A Fund will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities." Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefore.

To the extent required to comply with applicable regulation, when purchasing a futures contract or writing a put option, a Fund will maintain eligible securities in a segregated account. A Fund will use cover in connection with selling a futures contract.

Lending Portfolio Securities: A Fund may lend its portfolio securities to brokers, dealers and institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its securities, a portfolio can increase its income by the receipt of interest on the loan. Any gain or loss in the market value of the securities loaned that might occur during the term of the loan would accrue to the Fund. Securities' loans will be made on terms which require that (a) the borrower pledge and maintain (on a daily basis) with the Fund collateral consisting of cash, a letter of credit or United States Government securities having a value at all times not less than 100% of the value of the securities loaned, (b) the loan can be terminated by the Fund at any time, (c) the Fund receives reasonable interest on the loan which may include the Fund's investing any cash collateral in interest bearing short-term investments), and (d) any distributions on the loaned securities must be paid to the Fund. The Fund will not lend its securities if, as a result, the aggregate of such loans exceeds 33% of the value of the Fund's total assets. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. All relevant facts and circumstances, including the credit worthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's Board of Directors. While voting rights may pass with the loaned securities, if a material event occurs affecting an investment on loan, the loan must be called and the securities voted. The Fund does not intend to lend any of its securities if as a result more than 5% of the net assets of the Fund would be on loan.

Warrants: The Fund may invest in warrants up to 5% of the value of its respective net assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

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PORTFOLIO TRANSACTIONS

Allocation of brokerage is supervised by Forester Capital Management, Ltd. ("FCM"), the Funds’ investment adviser.

The primary objective of FCM in placing orders for the purchase and sale of securities for a Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. FCM seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through its familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. FCM reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

When it can be done consistently with the policy of obtaining the most favorable net results, it is FCM's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. FCM is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of the receipt of research, market or statistical information. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to FCM, it is the opinion of FCM that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by FCM's staff. Such information may be useful to FCM in providing services to clients other than the Funds and not all such information is used by FCM in connection with the Funds. Conversely, such information provided to FCM by broker/dealers through whom other clients of FCM effect securities transactions may be useful to FCM in providing services to a Fund.

The Funds’ Board of Directors reviews from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

DISCLOSURE OF PORTFOLIO HOLDINGS

The following discussion sets forth the Fund's policies and procedures with respect to the disclosure of Fund portfolio holdings.

Fund Service Providers - Fund Accounting Agent, Independent Registered Public Accounting Firm, and Custodian: The Fund has entered into arrangements with certain third party service providers for services that require these groups to have access to the Fund’s portfolio on a real time basis. For example, the Fund’s fund accounting agent is responsible for maintaining the accounting records of the Fund, which includes maintaining a current portfolio on behalf of the Fund. The Fund also undergoes an annual audit which requires the Fund’s independent registered public accounting firm to review the Fund’s portfolio. In addition to the fund accounting agent, the Fund’s custodian also maintains an up-to-date list of the Fund’s holdings. The Fund’s Chief Compliance Officer must also have access to the Fund’s portfolio in order to verify compliance with the Federal Securities laws. Each of these parties is contractually and/or ethically prohibited from sharing the Fund’s portfolio with any third party unless specifically authorized by the Fund’s President, Secretary or Treasurer.

The Board of Directors monitors the services provided by each of the listed service providers to ensure each is complying the contractual terms or expectation of the arrangement. If the Board of Directors is unsatisfied with any of these service providers the Board may terminate them accordingly.

Rating and Ranking Organizations: The Fund may from time to time provide its entire portfolio holdings to various rating and ranking organizations, such as Morningstar, Inc., Lipper, Inc., Standard & Poor’s Ratings Group, Bloomberg L.P., and Thomson Financial Research.

The Fund’s management has determined that these groups provide investors with a valuable service and, therefore, are willing to provide them with portfolio information. You should be aware that the Fund does not pay them or receive any compensation from them for providing this information.

Disclosure to Other Parties: The Fund is required under law to file a listing of its portfolio holdings with the Securities and Exchange Commission on a quarterly basis. The Fund prohibits the disclosure of portfolio information to any third party other

7

than those described above until and unless such information has been filed with the Commission. The Fund further prohibits any person affiliated with the Fund from entering into any ongoing arrangement with any person other than described above to receive portfolio holdings information relating to the Fund.

Review: The Board of Directors reviews these policies not less than annually and receives periodic attestations from affiliated persons that these policies are being adhered to.

DETERMINATION OF NET ASSET VALUE

The net asset value of the Funds will be determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Options are valued at the last sales price on the valuation date if the last sales price is between the closing bid and asked prices. Otherwise, options are valued at the closing bid price. In the case of less liquid options in which the bid price is unrepresentative of fair value, the option will be priced at the mean of the bid price and the ask price. Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

DIRECTORS AND OFFICERS OF THE COMPANY

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. (The Forester Value Fund is the only fund in the "fund complex" as such term is defined in the Act.) The name, address, age, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Company are below. Directors deemed to be "interested persons" of Forester Funds for purposes of the 1940 Act are marked with an asterisk.

Number of
Portfolios
		Term of		In Fund	Other
		Office and	Principal	Complex	Director-
Name,	Position(s)	Length	Occupations	oversees	ships
Age,	Held with	of Time	in Past 5	by	held by
Address	the Funds	Served	Years	Director	Director

*Thomas H. Forester	Director	Indefinite	Mr. Forester has been the	1	None
Age: 63	President	Since 9/99	President of the Advisor
612 Paddock	Treasurer		Since 2/99, Officer and
Libertyville, IL 60048	Secretary		Portfolio Manager with
Dreman Value Advisors
from 5/97 – 1/99.

Michael B. Kelley	Director	Indefinite	Mr. Kelley has been a Senior	1	None
Age: 62	Audit	Since 9/99	Director at AmTab Mfg., a furniture company, since
Address: c/o	Committee		November, 2020. Before, he
612 Paddock			was with Eastern Tabletop since March, 2018. Before he was with
8

Libertyville, IL 60048			Forbes Inds, a hospitality distributor, since June, 2016.

Stan Simpson	Director	Indefinite	Mr. Simpson has been an investor	1	None
Age: 64	Audit	Since 3/07	for more than 5 years
Address: c/o	Committee
612 Paddock	Chairman
Libertyville, IL 60048

Barry Meyer	Director	Indefinite	Mr. Meyer has been the President	1	None
Age: 63	Audit	Since 3/07	of Arcspec, Inc., a distributor to
Address: c/o	Committee		commercial real estate con-
612 Paddock			struction for over 5 years.
Libertyville, IL 60048
Brandon Pokersnik Age: 44 8000 Town Centre Suite 400 Broadview Hts, OH 44147	Chief Compliance Officer	Indefinite Since 7/22	President, Empirical Administration, for more than 5 years. Lawyer and Accountant, Mutual Shareholder Services for more than 5 years	NA	NA

* Mr. Forester is an “interested” director, as that term is defined in the 1940 Act, because of his affiliation with Forester Capital Management, the Funds' investment adviser.

Each disinterested Board member is a member of the Audit committee. The Audit Committee oversees the Funds’ financial reporting process, reviews audit results and recommends annually to the Fund an independent registered public accounting firm. During the fiscal year ended March 31, 2022, the Audit Committee met one time.

Those Directors who are officers or employees of FCM, or its affiliates receive no remuneration from the Funds. The Funds' standard method of compensating directors is to pay each disinterested director for services rendered, including attending meetings of the Board of Directors according to the following schedule:

Fund net assets at the	Director
beginning of the fiscal year	Compensation

below $10 million	$100
$10 million - $50 million	$1,000
$50 million - $200 million	$5,000
$200 million - $500 million	$10,000

over $500 million	$20,000

The Adviser also may reimburse the Funds’ directors for travel expenses incurred in order to attend meetings of the Board of Directors. For the Fiscal Year ended March 31, 2022, each of the disinterested directors received aggregate fees of $100.

9

The following table sets forth compensation paid by the Adviser during the fiscal year ended March 31, 2022 to each director of the Funds:

		Pension or	Estimated	Total
		Retirement	Annual	Compensation
	Aggregate	Benefits Accrued	Benefits	From Company
Name of	Compensation	as Part of	Upon	Paid to
Person	From Company	Fund Expenses	Retirement	Directors

Thomas H. Forester	$0	$0	$0	$0

Michael B. Kelley	$100	$0	$0	$100

Stan Simpson	$100	$0	$0	$100

Barry Meyer	$100	$0	$0	$100

The following table sets forth the dollar range of equity securities beneficially owned by each director in The Forester Value Fund, as of July 8, 2022:

Aggregate Dollar
	Dollar Range	Range of Equity
	of Equity	Securities in all
	Securities in	Funds overseen by
	The Forester	Director in
Name of Director	Value Fund	Forester Funds

Interested Persons

Thomas H. Forester	Over $100,000	Over $100,000

Disinterested Persons

Michael B. Kelley	$10,001 to $50,000	$10,001 to $50,000

Stan Simpson	$10,001 to $50,000	$10,001 to $50,000

Barry Meyer	$0	$0

None of the directors who are Disinterested Persons, or any members of their immediate family, own shares of the Adviser or companies, other than registered investment companies, controlled by or under common control with the Adviser.

Leadership Structure and Qualifications of Directors

Board of Directors. The Board of Directors is responsible for oversight of the Fund. The Fund has engaged the Adviser to oversee the management of the Fund on a day-to-day basis. The Board is responsible for overseeing the Adviser and the Fund’s other service providers in the operations of the Fund in accordance with the 1940 Act, other applicable federal and state laws. The Board typically meets at regularly scheduled meetings four times throughout the year. In addition, the Directors may meet at special meetings or on an informal basis at other times throughout the year. The Independent Directors also regularly meet without the presence of any representatives of management. The Board has established an Audit Committee and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

The Board of Directors is led by the Fund’s Chairman, Mr. Stan Simpson. Mr. Simpson is not an “interested person” and is the independent Chairman of the Fund. As Chairman, Mr. Simpson has primary responsibility for setting the agenda for each Board meeting and presiding at each Board meeting.

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Due to the Board’s size (four Directors), the size of the Fund Complex (one fund) and the strong internal controls and strong compliance culture of the Adviser and other service providers to the Fund, the Board believe that it is appropriate to have an Independent Chairman and one committee (Audit). The Independent Directors have consistently worked well together and have demonstrated an ability to provide appropriate oversight to the operations of the Fund.

Board Committees. The Board has established an Audit Committee, the members of which are Stan Simpson, Michael Kelley and Barry Meyer. Each member of the Audit Committee is an Independent Director. The principal functions of the Audit Committee are: (i) the appointment, retention and oversight of the Fund’s independent auditor; (ii) to meet separately with the independent auditor and review the scope and anticipated costs of the audit; and (iii) to receive and consider a report from the independent auditor concerning its conduct of the audit, including any comments or recommendations it deems appropriate. In addition, the Audit Committee acts as liaison between the independent auditor and the full Board, and pre-approves the scope of the audit and non-audit services the independent auditor provides to the Fund. Stan Simpson serves as the Chairman of the Audit Committee and, as such, presides at all meetings of the Audit Committee and facilitates communications and coordination between the Independent Directors and management with respect to the matters overseen by the Audit Committee. During the fiscal year ended March 31, 2022, the Audit Committee met one times.

Qualifications of the Directors. The Independent Directors review the experience, qualifications, attributes and skills of potential candidates for nomination or election by the Board. In evaluating a candidate for nomination or election as a Director, the Independent Directors take into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that they believe contribute to good governance for the Fund.

Two of the four Directors have served in such capacity for more than 20 years and the other Directors have served in such capacity for more than 10 years. During this period each of those Directors has participated in regular and, on occasion, special Board meetings. Each Director has consistently attended Board meetings, demonstrating a commitment to the Fund and its shareholders. Through their years of service on the Board, these Directors have developed a thorough understanding of their role and responsibilities to the Fund and its shareholders. For example, the Directors review the Fund’s financial statements, consider the continuance of contracts with service providers, review compliance reports, meet regularly with the Chief Compliance Officer of the Fund and select the Fund’s independent registered public accounting firm. The Directors also monitor certain quarterly activities of the Fund, including brokerage activities, pricing and valuation practices, anti-money laundering compliance and code of ethics reports related to personal trading.

Risk Oversight. The Fund is subject to a number of risks, including investment, compliance and operational risks. Day-to-day risk management with respect to the Fund resides with the Adviser or other service providers (depending on the nature of the risk), subject to overall supervision by the Adviser. The Board has charged the Adviser with (i) identifying events or circumstances, the occurrence of which could have demonstrable and material adverse effects on the Fund; (ii) to the extent appropriate, reasonable or practicable, implementing processes and controls reasonably designed to lessen the possibility that such events or circumstances occur, or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously, and revising as appropriate, the processes and controls described in (i) and (ii) above.

The Board has appointed a Chief Compliance Officer who reports directly to the Independent Directors and who provides presentations to the Board at its quarterly meetings, in addition to an annual report to the Board in accordance with the Fund’s compliance policies and procedures. The Chief Compliance Officer regularly discusses the relevant risk issues affecting the Fund during private meetings with the Independent Directors. The Chief Compliance Officer also provides to the Board updates on the application of the Fund’s compliance policies and procedures and how these procedures are designed to mitigate risk. Finally, the Chief Compliance Officer reports to the Board immediately in between Board meetings in case of any problems associated with the Fund’s compliance policies and procedures that could expose (or that might have the potential to expose) the Fund to risk.

As the use of technology and the frequency of cyber attacks have become more prevalent, the Fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund, or the Adviser or another service provider to the Fund, to lose proprietary information, suffer data corruption or lose operational capacity. This could adversely affect the Fund and its shareholders by, among other things: interfering with the processing of shareholder transactions; impeding the Fund’s ability to calculate its net asset value; causing the release of confidential information or private shareholder information (which may violate privacy and other laws, including those related to identity theft); or impairing the ability of the Adviser to manage the Fund’s investment portfolio. A cyber attack may cause financial losses to the Fund by impeding trading or portfolio management, causing reputational damage, or subjecting the Fund to regulatory penalties, fines, reimbursement or other compensation costs. Additional compliance costs could be associated with corrective measures and/or cybersecurity risk management. Cyber breaches may include, among other things, gaining unauthorized access to the Fund’s digital information systems (through “hacking” or malicious software coding), but may result from outside attacks such as denial of service attacks (i.e., efforts to make network

11

services unavailable to intended users). Cybersecurity breaches of the Adviser or other service providers to the Fund (including its administrator, transfer agent, intermediaries and custodian) or issuers in which the Fund invests, can also subject the Fund to many of the risks associated with direct cybersecurity breaches. The Adviser and other Fund service providers have established risk management systems, and implemented policies and procedures, designed to reduce cybersecurity risks. However, no assurance can be given that these systems, policies and procedures will be effective in preventing an impairment of the Fund’s operations or preventing a loss to the Fund as a consequence of a cybersecurity breach. The risk management policies of the Adviser and other service providers and their implementation vary among service providers and the Fund does not directly control the cybersecurity systems of issuers, the Adviser or other service providers. Markets and market participants are increasingly reliant upon both publicly available and proprietary data systems, which may be impaired by data imprecision, malfunctions, unauthorized use or similar circumstances. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may cause the Fund to be unable to buy or sell certain securities or financial instruments, or to accurately price its investments. The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers and terrorists, continue to pose new and significant security threats. Not all risks that may affect the Fund can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Fund, the Adviser or other service providers.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control. A control person may be able to determine the outcome of matters subject to a shareholder vote. A principal shareholder is one who owns, beneficially or of record, 5% or more of any class of a Fund's outstanding equity securities.

As of July 8, 2022, all officers and directors of the Company as a group beneficially owned less than 9% of the shares of the Value Fund. At such date the following persons, beneficially or of record, owned 5% or greater of the Value Fund:

Value Fund Record or Beneficial Owner Names and Addresses	Status	Percent of Fund
National Financial Services, LLC 200 Liberty Street New York, NY 10281	Record	33.64%
Voya Institutional Trust 1 Orange Way, Windsor CT 06095	Record	20.15%
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	Record	16.48%
UBS Financial Services, Inc. 1000 Harbor Blvd. Weehawken, NJ 07086	Record	7.39%
Thomas Forester 612 Paddock Ln Libertyville, IL 60048	Record	6.87%
Patricia A Gardner 2845 Portabella Lane Cumming, GA 30041	Record	6.48%

Code of Ethics

The Company and the Adviser have adopted a code of ethics pursuant to Rule 17j-1 under the Act. This code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Funds. This code of ethics generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund until the Funds have completed their purchases or sales.

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PROXY VOTING POLICIES AND PROCEDURES

General Voting Policy. The Fund has delegated proxy voting decisions on securities held in the Fund's portfolio to the Adviser. The Adviser has adopted a Proxy Voting Policy (the "Proxy Voting Policy") that sets forth its proxy voting policy and related procedures and guidelines. When the Adviser votes proxies for the Funds, the Adviser makes voting decisions consistent with the "economic best interests" of the Funds and reviews each proxy on a case by case basis, with the final decision based on the merits. If the Adviser deems the holdings in the company to be immaterial to the vote, it may decide not to vote the proxy. Consistent with its duty of care the Adviser monitors proxy proposals just as it monitors other corporate events affecting the companies in which the Funds invest.

Conflict of Interest: There may be instances where the interests of the Adviser may conflict or appear to conflict with the interests of a Fund. In such situations the Adviser will, consistent with its duty of care and duty of loyalty, vote the securities in accordance with the Proxy Voting Policy, but only after disclosing any such conflict to the Company's Board of Directors prior to voting and affording such Fund the opportunity to direct the Adviser in the voting of such securities.

Proxy Voting Records: Information on how the Funds voted proxies relating to their portfolio securities during the most recent twelve-month period ended June 30 will be available at the transfer agent's website at http://www.mutualss.com or the website of the Securities and Exchange Commission at http://www.sec.gov.

Proxy Guidelines: Set forth below are guidelines that the Adviser uses for voting on specific issues:

1.	Routine Matters - The Adviser will tend to vote with management on most routine matters, although it reserves the right to vote otherwise. A partial list includes:

a. Board of Directors;

1. Election of Directors;

2. Independence of Directors;

3. Separate offices of Chairperson and Chief Executive Officer;

4. Limiting personal liability; and

5. Board's composition and size.

b. Scheduling of annual meetings;

c. Appointment of auditors;

d. Increase in authorized common stock;

e. Reincorporation;

f. Employee stock purchase plans;

g. Charitable, political, or educational contributions; and

h. Business operations in foreign countries.

2.	Social, Environmental or Political Proposals - The economic interest of the client is the foremost consideration in the evaluation of these proposals. The Adviser will tend to vote with management on most of the following issues:

a. High-Performance workplace practices;

b. Restrictive energy or environmental proposals;

c. Restrictions on military contracting;

d. Limitations on the marketing of controversial products; and

e. Limiting or restricting business in countries as a protest against political and moral practices in those countries.

3.	Stockholder Sovereignty - The Adviser will tend to vote against any proposal that limits stockholder influence on management or adversely affects the potential value to be received by stockholders. Issues in this category would include:

a. Confidential proxy voting practices;

b. Elimination of cumulative voting;

c. Greenmail;

d. "Poison Pills" or "Golden Parachutes";

e. Executive compensation plans that exceed the requirement necessary to attract and retain qualified and skilled managers that are excessively generous, that lack clear and challenging performance goals or that adversely affect employee productivity and morale;

f. The issuance of securities contingent on a corporate reorganization that offers special voting rights, is dilutive, or in general is not designed to enhance stockholder value; and

g. Stock option plans.

13

INVESTMENT ADVISER, ADMINISTRATOR, FUND ACCOUNTANT. TRANSFER AGENT

As a Maryland corporation, the business and affairs of the Company are managed by its Board of Directors. The Company, on behalf of the Fund, has entered into Investment Advisory Agreements (the "Advisory Agreements") with Forester Capital Management, Ltd., 612 Paddock, Libertyville, Illinois 60048. Pursuant to such Advisory Agreements, the Adviser furnishes continuous investment advisory services to the Fund. The Adviser does not advise any other mutual funds, but may act as the investment adviser to individuals and institutional clients. The Adviser was organized in February 1999. Mr. Thomas H. Forester, the president and 80% stockholder of the Adviser, is the portfolio manager for the Fund and, as such, is responsible for the day-to-day management of the portfolios. Mr. Forester has managed the Funds' portfolios since inception and was an officer and portfolio manager from May 1997 through February 1999 with Dreman Value Advisors, Inc. and its successor firm Scudder Investments Inc. where he ran over $1.4 billion in value assets; and an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc.

The Adviser supervises and manages the investment portfolios of the Funds and, subject to such policies as the Board of Directors of the Company may determine, directs the purchase or sale of investment securities in the day-to-day management of the Funds' investment portfolios. Under the Advisory Agreements, the Adviser, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the investments of the Funds and pays the salaries and fees of all officers and directors of the Funds (except the fees paid to directors who are not interested persons of the Adviser). For the foregoing, the Adviser receives a monthly fee from the Fund based on that Fund's average daily net assets at the annual rate of 0.89% of average daily net assets for the Value Fund.

The Adviser acts as administrator, providing clerical, compliance, regulatory and other administrative services. In any claims against the Adviser and its personnel for acts in its capacity as administrator, a mere negligence standard shall apply to such acts.

The Value Fund pays the Adviser a monthly fee from the Fund based on that Fund's average daily net assets at the annual rate of 0.11%, 0.10%, and 0.11% of average daily net assets of the Class N, Class I, and Class R shares respectively, to act as administrator and to oversee the fund accountant and transfer agent. The Adviser pays all expenses, including, without limitation, the cost of the fund accountant, transfer agent and custodian, the cost of preparing and printing the registration statement required under the Securities Act of 1933 and any amendments thereto, the expense of registering shares with the Securities and Exchange Commission and in the various states, the printing and distribution costs of prospectuses mailed to existing investors, reports to investors, reports to government authorities and proxy statements, fees paid to directors who are not interested persons of the Adviser, interest charges, taxes, legal expenses, association membership dues, auditing services, insurance premiums, brokerage commissions and expenses in connection with portfolio transactions, fees and expenses of the custodian of the Funds' assets, printing and mailing expenses and charges and expenses of dividend disbursing agents, accounting services agents, registrars and stock transfer agents.

During the fiscal years ended March 31, 2022, 2021, and 2020, for services provided under the applicable Advisory Agreement with The Forester Value Fund-N Share the Adviser earned $28,271, $40,928, and $57,162, respectively.

During the fiscal years ended March 31, 2022, 2021, and 2020, for services provided under the applicable Advisory Agreement with The Forester Value Fund-I Share the Adviser earned $10,125, $17,197, and $70,089, respectively.

During the fiscal year ended March 31, 2022, 2021, and 2020, for services provided under the applicable Advisory Agreement with The Forester Value Fund-R Share the Adviser earned $6,600, $7,419, and $8,363, respectively.

Each Advisory Agreement will remain in effect as long as its continuance is specifically approved at least annually (i) by the Board of Directors of the Company or by the vote of a majority (as defined in the Act) of the outstanding shares of the applicable Fund, and (ii) by the vote of a majority of the directors of the Company who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval.

Each Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the Company or by vote of the majority of the applicable Fund's stockholders on sixty (60) days written notice to the Adviser, and by the Adviser on the same notice to the applicable Fund, and that it shall be automatically terminated if it is assigned.

The Advisory Agreements provide that the Adviser shall not be liable to the Funds or its stockholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Advisory Agreements also provide that the Adviser and their officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

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PORTFOLIO MANAGER

As described in the prospectus, Mr. Thomas Forester, Portfolio Manager, is responsible for the day-to-day investment management of the Funds. The following table describes other accounts managed by the Portfolio Managers, as of March 31, 2022.

				# of Accounts	Total Assets of
		Total # of		Managed Where	Accounts Where
		Accounts		Fee Based on	Fee Based on
Fund Manager	Type of Account Managed	Managed	Total Assets	Performance	Performance
Thomas Forester	Registered Investment Companies	1	$5,581,629	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0

POTENTIAL CONFLICTS OF INTEREST

FCM does not believe any material conflicts of interest exist as a result of the Portfolio Manager managing the Funds and managing the other accounts noted above. The investment strategies of the Funds and the other accounts managed by the Portfolio Manager do not materially conflict in any way. The other accounts either follow an investment strategy very similar to the Fund's or invest in securities that the Funds would not typically invest in.

There will be times when FCM may recommend purchases and/or sales of the same portfolio securities for the Funds and its other clients. In such circumstances, it is the policy of FCM to allocate purchases and sales among the Funds and its other clients on a pro-rata basis or if necessary, in another manner which FCM deems equitable. Simultaneous transactions could adversely affect the ability of the Funds to obtain or dispose of the full amount of a security which it seeks to purchase or sell, or the price at which such security can be purchased or sold.

COMPENSATION

The Portfolio Managers receive an industry competitive base salary. In addition, the Portfolio Managers are eligible for bonus compensation which is based upon the attainment of a combination of personal, team, and firm goals. Finally, the Portfolio Managers may participate in FCM's annual profit sharing plan.

OWNERSHIP OF SECURITIES

As of March 31, 2022, the Portfolio Managers beneficially owned securities of the Funds as follows:

Dollar Range
of Equity
Securities in
The Forester
Portfolio Manager	Value Fund

Thomas Forester	$100,001 - $500,000

FUND ACCOUNTANT AND TRANSFER AGENT

The fund accountant and transfer agent for The Forester Value Fund is Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147. The fund accountant keeps track of assets, expenses and calculating the Fund's net asset value. The transfer agent registers each shareholder and records the number of shares. In any claims against Mutual Shareholder Services or the Adviser and its personnel for acts in its capacity as fund accountant or transfer agent, a mere negligence standard shall apply to such acts.

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COMPLIANCE SERVICES

Empirical Administration, LLC (“Empirical”), 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio, 44147, provides compliance services. Empirical is paid $500 a month for its compliance services. Brandon Pokersnik of Empirical is also the CCO of the Trust.

REDEMPTIONS

The Funds reserve the right to suspend redemptions during any period when the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and to postpone redemptions for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension or(c) an emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for a Fund to dispose of its securities or fairly to determine the value of its net assets.

The Fund has reserved the right to pay the redemption price of its shares in assets other than cash.

CUSTODIAN

Huntington National Bank, 7 Easton Oval, Columbus, Ohio 43219 acts as custodian for The Forester Value Fund. As such, Huntington National Bank holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. Huntington National Bank does not exercise any supervisory function over the management of the Funds, the purchase and sale of securities or the payment of distributions to stockholders.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company, 1514 Old York Road, Abington, PA 19001, serves as the independent registered public accounting firm for the Funds. Sanville & Company will perform an annual audit of the Fund's financial statements and provide financial, tax and accounting services as requested.

DISTRIBUTOR

The Company acts as the exclusive agent for distribution of shares of the Funds. Shares of the Funds are offered to the public on a continuous basis, but the Funds reserve the right to discontinue offering its shares at any time.

DISTRIBUTION PLAN

The Forester Value Fund, with respect to Class N shares and Class R shares, have adopted a Servicing and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) which, among other things, allows it to contract with entities, including FCM, that provide Plan eligible services to the Funds and pay such parties a quarterly shareholder servicing and distribution fee of up to 0.25 of 1% for Class N shares, and up to 0.50% of 1% for Class R shares, of its average daily net assets computed on an annual basis. Under each Plan, a Fund is obligated to pay distribution fees only to the extent of expenses actually incurred for the current year, and thus there will be no carry-over expenses from previous years. These expenses may include expenses incurred for media advertising, the printing and mailing of prospectuses to persons other than shareholders, the printing and mailing of sales literature, answering routine questions relating to a Fund, and payments to selling representatives, authorized securities dealers, financial institutions, or other service providers for providing services in assisting investors with their investments. No fee paid by a Fund under the Plan may be used to reimburse any participating entity for expenses incurred in connection with another Fund. Each Distribution Plan will continue in effect, if not sooner terminated in accordance with its terms, for successive one-year periods, provided that each such continuance is specifically approved by the vote of the Directors, including a majority of the Directors who are not interested persons, of The Forester Funds, Inc.

Forester Capital Management, Ltd. provides the Directors after the end of each quarter a written report setting forth all amounts expended under the Plan, including all amounts paid to dealers as distribution or service fees. In approving the Plan in accordance with the requirements of Rule 12b-1, the Directors considered various factors, including the amount of the distribution fee. The Directors determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may be terminated with respect to either Fund by vote of a majority of the Directors who are not interested persons, or by vote of a majority of the outstanding voting securities of the Fund. Any change in the Plan that would materially increase the distribution cost to a Fund requires shareholder approval; otherwise, may be amended by the Directors, including a majority of the Directors who are not interested persons, by vote cast in person at a meeting called for the purpose of voting upon such amendment.

16

So long as a Distribution Plan is in effect, the selection or nomination of the Directors who are not interested persons is committed to the discretion of such Directors. The Distribution Plan of a Fund may be terminated with respect to either Fund by the Directors at any time on 60 days written notice without payment of any penalty, by vote of a majority of the outstanding voting securities of the Fund, or by vote of a majority of the Directors who are not interested persons. No interested person of the Fund, any director of the Fund who is not an interested person of the Fund, nor Forester Capital Management, Ltd. has a direct or indirect financial interest in the operation of the plan or related agreements.

For the fiscal years ended March 31, 2022, 2021, and 2020, the Value Fund Class N shares paid 12b-1 fees of $7,941, $11,497, and $16,057, respectively. For the fiscal year ended March 31, 2022, 2021, and 2020, the Value Fund Class R share paid 12b-1 fees of $3,708, $4,168, and $4,698, respectively.

ALLOCATION OF PORTFOLIO BROKERAGE

The Funds' securities trading and brokerage policies and procedures are reviewed by and subject to the supervision of the Board of Directors of the Company. Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Company's Board of Directors. In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. Many of these transactions involve payment of a brokerage commission by the Funds. In some cases, transactions are with firms who act as principals of their own accounts. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's reputation, financial strength and stability. The most favorable price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e. "markups" when the market maker sells a security and "markdowns" when the market maker buys a security). In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly. The Funds may place portfolio orders with broker-dealers who place orders for, or recommend the purchase of, shares of the Funds to clients (if the Adviser believes the commissions and transaction quality are comparable to that available from other brokers) and may allocate portfolio brokerage on that basis.

In allocating brokerage business for the Funds, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker (known as soft dollar benefits), such as general economic reports and information, computer hardware and software, market quotations, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser's own efforts in the performance of its duties under the Advisory Agreements. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Advisory Agreements provide that the Adviser may cause the Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Fund and the other accounts as to which he exercises investment discretion. When the Adviser uses client brokerage commissions to obtain research or other products or services, the Adviser receives a benefit because it does not have to produce or pay for the research, products or services. So, the Adviser may have an incentive to select or recommend a broker based on its interest in receiving the research or other products or services, rather than on the Funds’ interest in receiving most favorable execution. The Advisor seeks to allocate soft dollar benefits to the Funds and its other client accounts proportionately to the soft dollar credits the accounts generate, to the extent that account size has some correlation to the amount of credits generated and will have correlation to the amount of benefits received. During the last fiscal year the procedure used to direct client transactions to specific brokers in return for soft dollar benefits was straightforward. The Adviser made a determination as to whether there was a need for additional soft dollar benefits. If there was such a need, then all trades for the selected broker were designated as soft dollar trades until the determination for the need of additional soft dollar benefits was terminated. During that period client trades executed at the selected broker, including the Funds, paid soft dollar commissions.

For the fiscal years ended March 31, 2022, 2021, and 2020, the Value Fund paid brokerage commissions of $1,092, $2,101, and $9,318, respectively. For the Value Fund, in general the commissions paid each year have risen and fallen in line with assets under management.

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TAXES

The Fund annually will endeavor to qualify for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). The Fund has so qualified in each of its fiscal years. If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Stockholders of a Fund that did not qualify as a regulated investment company under Subchapter M would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to stockholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund intends to distribute all of its net investment income and net capital gain each fiscal year. Dividends from net investment income (including short-term capital gain) are taxable to investors as ordinary income, whereas distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of the stockholder's holding period for the shares. Such dividends and distributions are taxable to stockholders, whether received in cash or in additional shares of the respective Funds. A portion of the Funds' income distributions may be eligible for the 70% dividends-received deduction for domestic corporate stockholders.

Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares of a Fund immediately after a dividend or distribution is less than the cost of such shares to the investor, the dividend or distribution will be taxable to the investor.

Redemption of shares will generally result in a capital gain or loss for income tax purposes. The tax treatment of such capital gain or loss will depend upon the stockholder's holding period. However, if a loss is realized on shares held for six months or less, and the stockholder received a capital gain distribution during that period, then such loss is treated as along-term capital loss to the extent of the capital gain distribution received.

Investors may also be subject to state and local taxes.

The Fund will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividend payments and redemption and exchange proceeds if an investor fails to furnish such Fund with his social security number or other tax identification number or fails to certify under penalty of perjury that such number is correct or that he is not subject to backup withholding due to the underreporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

This section is not intended to be a full discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in a Fund.

STOCKHOLDER MEETINGS

The Maryland General Corporation Law permits registered investment companies, such as the Funds, to operate without an annual meeting of stockholders under specified circumstances if an annual meeting is not required by the Act. The Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by stockholders under the Act.

The Company's Bylaws also contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Company shall promptly call a special meeting of stockholders for the purpose of voting upon the question of removal of any director. Whenever ten or more stockholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Company's Secretary in writing, stating that they wish to communicate with other stockholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five

18

business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all stockholders as recorded on the books of the Funds; or (2) inform such applicants as to the approximate number of stockholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause(2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all stockholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all stockholders with reasonable promptness after the entry of such order and the renewal of such tender.

CAPITAL STRUCTURE

The Company's authorized capital consists of 5,000,000,000 shares of Common Stock, $0.0001 par value. The Common Stock is divisible into an unlimited number of "series," each of which is a separate Fund. Stockholders are entitled: (i) to one vote per full share of Common Stock; (ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. Consequently the holders of more than 50% of the shares of Common Stock voting for the election of directors can elect the entire Board of Directors and, in such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.

Shares of Common Stock are redeemable and are transferable. All shares issued and sold by the Funds will be fully paid and non-assessable. Fractional shares of Common Stock entitle the holder to the same rights as whole shares of Common Stock.

Pursuant to the Company's Articles of Incorporation, the Board of Directors may classify or reclassify any unissued shares of the Funds and may designate or re-designate the name of any outstanding class of shares of the Funds. As a general matter, shares are voted in the aggregate and not by class, except where class voting is required by Maryland law or the Act (e.g., a change in investment policy or approval of an investment advisory agreement). All consideration received from the sale of shares of any class of the Funds' shares, together with all income, earnings, profits and proceeds thereof, belong to that class and are charged with the liabilities in respect of that class and of that class' share of the general liabilities of the Funds in the proportion that the total net assets of the class bear to the total net assets of all classes of the Funds' shares. The net asset value of a share of any class is based on the assets belonging to that class less the liabilities charged to that class, and dividends may be paid on shares of any class of Common Stock only out of lawfully available assets belonging to that class. In the event of liquidation or dissolution of the Funds, the holders of each class would be entitled, out of the assets of the Funds available for distribution, to the assets belonging to that class.

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SHAREHOLDER REPORTS

Investors will be provided at least semi-annually with a report showing the Fund's portfolio and other information and annually after the close of the Funds' fiscal year, which ends March 31, with an annual report containing audited financial statements. An individual account statement will be sent to the investor by the Transfer Agent after each purchase, including reinvestment of dividends, or redemption of shares of the Funds. Each investor will also receive an annual statement after the end of the calendar year listing all transactions in shares of the Funds during such year.

Investors who have questions about their respective accounts should call the Transfer Agent for The Forester Value Fund at 1-800-388-0365. In addition, investors who wish to make a change in their address of record or a change in the manner in which dividends are received may also do so by calling the Transfer Agent at 1-800-388-0365. Investors who have questions regarding the investment strategy and historical performance of the Funds should call Forester Capital Management, Ltd. at 1-888-701-8405 and ask to speak to a member of the portfolio management group. Alternatively, investors may also write to The Forester Funds, Inc, 612 Paddock, Libertyville, Illinois 60048.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in this SAI for The Forester Value Fund are hereby incorporated by reference to The Forester Value Fund's annual report for the fiscal year ended March 31, 2022. You may obtain a copy of the annual report for The Forester Value Fund without any charge by calling 1-800-388-0365.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a) Registrant's Articles of Incorporation, as amended.(8)

(b) Registrant's Bylaws. (1)

(c) None other than those defined in the Registrant's Articles of Incorporation and Bylaws.

(d)(1) Investment Advisory Agreement with Forester Capital Management, Ltd. on behalf of The Forester Value Fund, as amended. (1)

(d)(2) Schedule A to Investment Advisory Agreement with Forester Capital Management, Ltd. on behalf of The Forester Value Fund. (8).

(e) None.

(f) None.

(g) Custodian Agreement with Huntington National Bank. (6)

(h)(1) Transfer Agent and Fund Accountant with Mutual Shareholder Services (6)

(h)(2) Chief Compliance Officer Agreement with Empirical Administration (filed herewith)

(i) Opinion and Consent of counsel for Registrant. (filed herewith)

(j) Consent of independent accountants. (filed herewith)

(k) None.

(l) Subscription Agreement. (2)

(m)(1) Distribution Plan. (5)

(m)(2) Amendment to Distribution Plan. (8).

(n) Rule 18f-3 Plan of Forester Value Fund. (8).

(o) None.

(p) Code of Ethics of Registrant and Forester Capital Management, Ltd (7)

(1) Previously filed as an exhibit to Post-Effective amendment No. 13 to the Registration Statement and incorporated by reference thereto. The Post-Effective Amendment No. 13 was filed on June 5, 2009.

(2) Previously filed as an exhibit to Pre-Effective Amendment No. 2 to the Registration Statement and incorporated by reference thereto. Pre-Effective Amendment No. 2 was filed on September 7, 1999.

(3) Previously filed as an exhibit to Post-Effective Amendment No. 5 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 5 was filed on August 1, 2001.

(4) Previously filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 6 was filed on February 25, 2002.

(5) Previously filed as an exhibit to Post-Effective Amendment No. 8 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 8 was filed on November 12, 2002.

(6) Previously filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 9 was filed on May 31, 2005.

(7) Previously filed as an exhibit to Form N-CSR and incorporated by reference thereto. Form N-CSR was filed on June 22, 2005.

(8) Previously filed as an exhibit to Post-Effective Amendment No. 14 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 14 was filed on May 12, 2010.

Item 29. Persons Controlled by or under Common Control with Registrant

Registrant is not controlled by any person. Registrant neither controls any person nor is under common control with any other person.

Item 30. Indemnification

Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant's Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or canceled:

Article VII

GENERAL PROVISIONS

Section 7. Indemnification.

The corporation shall indemnify directors, officers, employees and agents of the corporation against judgments, fines, settlements and expenses to the fullest extent authorized, and in the manner permitted by applicable federal and state law.

The corporation shall advance the expenses of its directors, officers, employees and agents who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or contemplated action, suit or proceeding, whether civil, criminal, administrative, or investigative.

This Section 7 of Article VII constitutes vested rights in favor of all directors, officers, employees and agents of the corporation. Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or charter of the corporation inconsistent with this Article, shall apply to or affect in any respect the applicability of this Article with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption. For purposes of this Section 7, the terms "director" and "officer" have the same meaning ascribed to such terms in Section 2-418 of the Maryland General Corporation Law.

Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

Certain information pertaining to the business and other connections of the Adviser of each series of the Registrant is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Management" and "Portfolio Manager" and to the section of the Statement of Additional Information captioned “Investment Adviser, Administrator, Fund Accountant and Transfer Agent." The information required by this Item 26 with respect to each director, officer or partner of the Adviser is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”). The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows: Forester Capital Management Ltd., File No. 801 – 56631.

Item 32. Principal Underwriters

Not Applicable.

Item 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator, Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, or its investment adviser, Forester Capital Management, 700 E. Park Ave, Suite 103, Libertyville, IL 60048. Certain records, including records relating to the possession of Registrant’s securities, may be maintained at the offices of Registrant’s custodian, Huntington National Bank, 41 South High Street, Columbus, OH 43215.

Item 34. Management Services

All management-related services are performed by the Adviser.

Item 35. Undertakings

Registrant undertakes to provide its Annual Report to Shareholders upon request without charge to each person to whom a prospectus is delivered.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Libertyville and State of Illinois on the 31th day of July, 2022.

THE FORESTER FUNDS, INC.

(Registrant)

/s/ Thomas H. Forester

Thomas H. Forester,

President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title(s)	Date
/s/ Thomas H. Forester Thomas H. Forester	Director, President and Principal Executive Officer, Treasurer & Principal Financial & Accounting Officer, CCO	July 31, 2022
/s/ Michael B. Kelley Michael B. Kelley	Director	July 31, 2022
/s/ Stan Simpson Stan Simpson	Director	July 31, 2022
/s/ Barry Meyer Barry Meyer	Director	July 31, 2022

EXHIBIT INDEX

Exhibit No. Exhibit

(a) Registrant's Articles of Incorporation, as amended*

(b) Registrant's Bylaws*

(c) None.

(d)(1) Investment Advisory Agreement with Forester Capital Management, Ltd. on behalf of The Forester Value Fund*

(d)(2) Schedule A to Investment Advisory Agreement with Forester Capital Management, Ltd. on behalf of The Forester Value Fund*

(e) None.

(f) None.

(g) Custodian Agreement with Huntington National Bank*

(h)(1) Transfer Agent and Fund Accountant with Mutual Shareholder Services*

(h)(2) Chief Compliance Officer Agreement with Empirical Administration (filed herewith)

(i) Opinion and Consent of counsel for Registrant (filed herewith)

(j) Consent of independent accountants (filed herewith)

(k) None

(l) Subscription Agreement*

(m)(1) Distribution Plan*

(m)(2) Amendment to Distribution Plan*

(n) Rule 18f-3 Plan of Forester Value Fund*

(o) None.

(p) Code of Ethics of Registrant and Forester Capital Management, Ltd.*

*Incorporated by reference